OMB APPROVAL
OMB Number:	3235-0578
Expires:	March 31, 2019
Estimated average burden
hours per response....	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: January 31

Date of reporting period: April 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Income Builder Fund, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 24.7%
	Shares	Value ($)
Convertible 5.0%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	2,996,227	61,572,459
Dividend Income 12.6%
Columbia Dividend Income Fund, Institutional 3 Class(a)	2,744,256	59,358,245
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	7,580,605	73,607,678
Columbia Global Dividend Opportunity Fund, Institutional 3 Class(a)	1,170,505	22,052,316
Total		155,018,239
Global Real Estate 2.1%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	1,951,206	25,951,046
U.S. Small Cap 5.0%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,337,719	60,799,318
Total Equity Funds (Cost $285,762,022)		303,341,062

Exchange-Traded Funds 2.0%

Columbia Diversified Fixed Income Allocation ETF(a)	1,250,000	24,139,250
Total Exchange-Traded Funds (Cost $24,980,250)		24,139,250

Fixed-Income Funds 73.3%

Emerging Markets 7.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	8,263,780	94,785,554
Floating Rate 8.9%
Columbia Floating Rate Fund, Institutional 3 Class(a)	12,001,408	109,692,873
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 12.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	52,390,144	150,359,712
Inflation Protected Securities 0.8%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,017,555	9,636,248
Investment Grade 43.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	13,526,958	133,646,349
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	5,055,512	48,886,796
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	11,917,215	117,265,399
Columbia Quality Income Fund, Institutional 3 Class(a)	43,173,122	227,954,085
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	616,880	6,668,466
Total		534,421,095
Total Fixed-Income Funds (Cost $907,884,245)		898,895,482

Money Market Funds 0.1%

Columbia Government Money Market Fund, Institutional 3 Class, 1.240%(a),(b)	655,771	655,771
Total Money Market Funds (Cost $655,314)		655,771
Total Investments in Securities (Cost: $1,219,281,831)		1,227,031,565
Other Assets & Liabilities, Net		(713,054)
Net Assets		1,226,318,511
Columbia Income Builder Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Income Builder Fund, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Convertible Securities Fund, Institutional 3 Class
	3,010,448	34,991	(49,212)	2,996,227	4,989	(1,217,634)	345,091	61,572,459
Columbia Corporate Income Fund, Institutional 3 Class
	9,436,793	4,405,847	(315,682)	13,526,958	(20,754)	(3,587,443)	830,826	133,646,349
Columbia Diversified Fixed Income Allocation ETF
	1,250,000	—	—	1,250,000	—	(617,000)	186,713	24,139,250
Columbia Dividend Income Fund, Institutional 3 Class
	2,973,847	45,568	(275,159)	2,744,256	289,305	(5,215,005)	309,365	59,358,245
Columbia Dividend Opportunity Fund, Institutional 3 Class
	8,413,765	223,017	(1,056,177)	7,580,605	(279,735)	(3,942,274)	591,264	73,607,678
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	8,197,690	157,313	(91,223)	8,263,780	(38,638)	(3,820,238)	1,246,216	94,785,554
Columbia Floating Rate Fund, Institutional 3 Class
	11,974,392	199,945	(172,929)	12,001,408	(6,767)	(352,100)	1,132,612	109,692,873
Columbia Global Dividend Opportunity Fund, Institutional 3 Class
	1,185,542	15,889	(30,926)	1,170,505	16,585	(1,716,743)	145,682	22,052,316
Columbia Government Money Market Fund, Institutional 3 Class, 1.240%
	657,091	5,760	(7,080)	655,771	—	—	1,895	655,771
Columbia High Yield Bond Fund, Institutional 3 Class
	60,757,653	1,072,401	(9,439,910)	52,390,144	(727,139)	(3,873,649)	1,965,088	150,359,712
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	936,542	88,532	(7,519)	1,017,555	(2,105)	(12,133)	—	9,636,248
Columbia Limited Duration Credit Fund, Institutional 3 Class
	6,265,536	66,685	(1,276,709)	5,055,512	(154,113)	(412,445)	260,532	48,886,796
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	11,904,244	177,490	(164,519)	11,917,215	(34,560)	871,157	1,023,244	117,265,399
Columbia Quality Income Fund, Institutional 3 Class
	43,063,231	605,201	(495,310)	43,173,122	(48,061)	(2,538,881)	1,772,805	227,954,085
Columbia Real Estate Equity Fund, Institutional 3 Class
	817,134	1,144,921	(10,849)	1,951,206	(31,002)	330,921	162,512	25,951,046
Columbia Small Cap Value Fund I, Institutional 3 Class
	1,457,029	8,577	(127,887)	1,337,719	(188,297)	(2,229,549)	—	60,799,318
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	617,109	6,299	(6,528)	616,880	(2,047)	(78,313)	29,797	6,668,466
Total					(1,222,339)	(28,411,329)	10,003,642	1,227,031,565

(b)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Income Builder Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Income Builder Fund, April 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Equity Funds	303,341,062	—	—	303,341,062
Exchange-Traded Funds	24,139,250	—	—	24,139,250
Fixed-Income Funds	898,895,482	—	—	898,895,482
Money Market Funds	655,771	—	—	655,771
Total Investments in Securities	1,227,031,565	—	—	1,227,031,565
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Income Builder Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 7.9%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class(a),(b)	52,439	561,621
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	4,313,487
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	390,041	2,281,738
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	395,735	3,775,311
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	915,179	8,721,658
Total Alternative Strategies Funds (Cost $20,344,108)		19,653,815

Common Stocks 4.0%
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components —%
Dana, Inc.	250	5,932
Dorman Products, Inc.(b)	122	7,840
Faurecia SA	241	19,680
Tenneco, Inc.	340	15,195
Total		48,647
Automobiles 0.2%
Fiat Chrysler Automobiles NV	5,047	112,138
Peugeot SA	3,639	89,605
Subaru Corp.	3,700	124,196
Suzuki Motor Corp.	2,100	112,871
Winnebago Industries, Inc.	375	14,212
Total		453,022
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	445	21,182
Sotheby’s (b)	275	14,520
Weight Watchers International, Inc.(b)	196	13,730
Total		49,432
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure —%
Bloomin’ Brands, Inc.	375	8,873
Brinker International, Inc.	100	4,359
Cracker Barrel Old Country Store, Inc.	100	16,459
Penn National Gaming, Inc.(b)	410	12,427
Ruth’s Hospitality Group, Inc.	707	18,983
Total		61,101
Household Durables 0.1%
Electrolux AB, Class B	1,690	44,475
La-Z-Boy, Inc.	540	15,552
Persimmon PLC	2,959	110,535
Sony Corp.	400	18,682
Taylor Wimpey PLC	34,418	90,641
Zagg, Inc.(b)	900	10,080
Total		289,965
Internet & Direct Marketing Retail —%
PetMed Express, Inc.	435	14,555
Leisure Products —%
Sturm Ruger & Co., Inc.	292	16,133
Media —%
Entravision Communications Corp., Class A	3,200	14,880
Gannett Co., Inc.	1,620	15,666
World Wrestling Entertainment, Inc., Class A	160	6,366
Total		36,912
Multiline Retail 0.1%
Next PLC	1,306	94,341
Specialty Retail 0.1%
Buckle, Inc. (The)	200	4,610
Finish Line, Inc., Class A (The)	240	3,257
Hibbett Sports, Inc.(b)	555	15,096
Restoration Hardware Holdings, Inc.(b)	214	20,426
Sleep Number Corp.(b)	235	6,660
Tailored Brands, Inc.	570	17,983
Tilly’s, Inc.	300	3,363
Total		71,395
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Columbia Sportswear Co.	129	10,708
Deckers Outdoor Corp.(b)	227	21,170
Movado Group, Inc.	460	18,147
Total		50,025
Total Consumer Discretionary		1,185,528
Consumer Staples 0.3%
Beverages —%
Kirin Holdings Co., Ltd.	3,300	92,628
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	150	5,137
J. Sainsbury PLC	16,567	70,297
Jeronimo Martins SGPS SA	3,992	70,008
Koninklijke Ahold Delhaize NV	1,081	26,078
SUPERVALU, Inc.(b)	322	5,638
United Natural Foods, Inc.(b)	395	17,783
Wesfarmers Ltd.	3,784	124,492
Total		319,433
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	225	12,800
Marine Harvest ASA	1,059	23,052
Nestlé SA, Registered Shares	1,389	107,606
Sanderson Farms, Inc.	161	17,897
WH Group Ltd.	94,500	97,834
Total		259,189
Personal Products —%
Unilever NV-CVA	529	30,327
Usana Health Sciences, Inc.(b)	140	14,777
Total		45,104
Tobacco 0.1%
Imperial Brands PLC	3,324	118,931
Total Consumer Staples		835,285
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.2%
Energy Equipment & Services —%
Archrock, Inc.	1,340	14,472
Diamond Offshore Drilling, Inc.(b)	130	2,391
Exterran Corp.(b)	405	11,862
McDermott International, Inc.(b)	1,800	11,880
Rowan Companies PLC, Class A(b)	1,300	18,772
Total		59,377
Oil, Gas & Consumable Fuels 0.2%
Arch Coal, Inc.	22	1,778
Caltex Australia Ltd.	316	7,349
CVR Energy, Inc.	495	17,077
OMV AG	1,701	105,352
Par Pacific Holdings, Inc.(b)	430	7,254
Peabody Energy Corp.	150	5,528
Repsol SA	6,435	122,798
REX American Resources Corp.(b)	157	11,740
Royal Dutch Shell PLC, Class B	3,305	117,985
Teekay Corp.	250	2,205
Total SA	308	19,358
Ultra Petroleum Corp.(b)	2,100	5,082
W&T Offshore, Inc.(b)	2,200	13,420
Total		436,926
Total Energy		496,303
Financials 0.8%
Banks 0.3%
BancFirst Corp.	130	7,429
Bancorp, Inc. (The)(b)	1,140	11,799
Bank Hapoalim BM	14,640	99,983
BNP Paribas SA	451	34,817
Cathay General Bancorp	480	19,205
Customers Bancorp, Inc.(b)	439	12,652
Eagle Bancorp, Inc.(b)	266	15,614
Enterprise Financial Services Corp.	140	7,119
First BanCorp(b)	675	4,874
First Citizens BancShares Inc., Class A	50	21,614
First Financial Bancorp	320	9,904
First Merchants Corp.	375	16,155

2	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Green Bancorp, Inc.(b)	260	5,863
Hancock Holding Co.	425	20,761
Heritage Financial Corp.	500	14,850
Hope Bancorp, Inc.	490	8,472
ING Groep NV	1,670	28,140
International Bancshares Corp.	340	13,532
Intesa Sanpaolo SpA	19,909	75,733
Japan Post Bank Co., Ltd.	400	5,434
KBC Group NV	707	61,467
Lloyds Banking Group PLC	97,313	86,311
OFG Bancorp	680	9,180
Preferred Bank/Los Angeles	256	16,317
S&T Bancorp, Inc.	425	18,139
Societe Generale SA	2,427	132,827
Sumitomo Mitsui Financial Group, Inc.	600	25,007
Swedbank AB, Class A	201	4,366
Triumph Bancorp, Inc.(b)	40	1,554
UMB Financial Corp.	110	8,424
Westpac Banking Corp.	639	13,726
Wintrust Financial Corp.	108	9,661
Total		820,929
Capital Markets 0.1%
3i Group PLC	9,224	119,065
Cohen & Steers, Inc.	400	16,040
Houlihan Lokey, Inc.	235	10,457
Schroders PLC	1,421	64,287
Waddell & Reed Financial, Inc., Class A	835	16,900
Total		226,749
Consumer Finance —%
Green Dot Corp., Class A(b)	300	18,243
Nelnet, Inc., Class A	286	15,104
Total		33,347
Diversified Financial Services 0.1%
ORIX Corp.	6,700	117,510
Insurance 0.3%
Aegon NV	3,131	22,946
Allianz SE, Registered Shares	645	152,558
American Equity Investment Life Holding Co.	600	18,120
Common Stocks (continued)
Issuer	Shares	Value ($)
Assicurazioni Generali SpA	5,635	113,709
AXA SA	4,619	132,097
CNO Financial Group, Inc.	870	18,653
CNP Assurances	1,028	26,331
Health Insurance Innovations, Inc., Class A(b)	210	5,985
Legal & General Group PLC	6,555	24,278
Mapfre SA	21,212	73,584
Swiss Life Holding AG, Registered Shares	118	41,279
Third Point Reinsurance Ltd.(b)	190	2,527
Universal Insurance Holdings, Inc.	423	13,726
Total		645,793
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	140	2,475
ARMOUR Residential REIT, Inc.	550	12,447
Invesco Mortgage Capital, Inc.	1,050	17,041
Total		31,963
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	490	16,150
Federal Agricultural Mortgage Corp.	208	17,786
Flagstar Bancorp, Inc.(b)	69	2,384
Meta Financial Group, Inc.	25	2,779
MGIC Investment Corp.(b)	1,949	19,529
Radian Group, Inc.	1,120	16,016
Walker & Dunlop, Inc.	325	18,561
Total		93,205
Total Financials		1,969,496
Health Care 0.5%
Biotechnology 0.1%
Adaptimmune Therapeutics PLC, ADR(b)	425	5,402
Alder Biopharmaceuticals, Inc.(b)	883	12,539
Atara Biotherapeutics, Inc.(b)	330	13,315
bluebird bio, Inc.(b)	100	17,015
Blueprint Medicines Corp.(b)	105	8,056
Clovis Oncology, Inc.(b)	95	4,121
Dynavax Technologies Corp.(b)	380	6,441
Global Blood Therapeutics, Inc.(b)	80	3,532
Immunomedics, Inc.(b)	735	13,384
Insmed, Inc.(b)	333	8,102

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jounce Therapeutics, Inc.(b)	348	7,165
Keryx Biopharmaceuticals, Inc.(b)	975	4,319
Loxo Oncology, Inc.(b)	95	11,961
Nightstar Therapeutics PLC, ADR(b)	360	5,152
OncoMed Pharmaceuticals, Inc.(b)	1,025	3,044
Ovid Therapeutics, Inc.(b)	700	6,636
Puma Biotechnology, Inc.(b)	198	12,623
Sage Therapeutics, Inc.(b)	100	14,392
Sarepta Therapeutics(b)	95	7,254
Shire PLC	573	30,512
Spark Therapeutics, Inc.(b)	131	9,998
TESARO, Inc.(b)	170	8,655
uniQure NV(b)	212	6,190
Total		219,808
Health Care Equipment & Supplies —%
Analogic Corp.	197	16,370
Angiodynamics, Inc.(b)	715	13,857
Haemonetics Corp.(b)	275	21,461
Integer Holdings Corp.(b)	350	19,215
Lantheus Holdings, Inc.(b)	991	17,640
Total		88,543
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,000	88,256
Magellan Health, Inc.(b)	117	9,810
Molina Healthcare, Inc.(b)	263	21,895
Providence Service Corp. (The)(b)	248	18,818
RadNet, Inc.(b)	660	8,745
Tivity Health, Inc.(b)	450	16,178
Triple-S Management Corp., Class B(b)	627	17,776
Total		181,478
Life Sciences Tools & Services —%
Medpace Holdings, Inc.(b)	435	16,091
Pra Health Sciences, Inc.(b)	267	21,939
Total		38,030
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.3%
Aerie Pharmaceuticals, Inc.(b)	170	8,704
Bayer AG, Registered Shares	869	103,863
Corcept Therapeutics, Inc.(b)	430	7,172
GlaxoSmithKline PLC	7,904	158,532
Impax Laboratories, Inc.(b)	380	7,144
Lannett Co., Inc.(b)	915	14,274
Nektar Therapeutics(b)	144	12,047
Novartis AG, Registered Shares	1,029	79,207
Novo Nordisk A/S, Class B	189	8,888
Odonate Therapeutics, Inc.(b)	300	6,324
Pacira Pharmaceuticals, Inc.(b)	215	7,116
Phibro Animal Health Corp., Class A	348	14,720
Roche Holding AG, Genusschein Shares	777	172,640
Sanofi	912	72,105
Supernus Pharmaceuticals, Inc.(b)	190	8,911
Total		681,647
Total Health Care		1,209,506
Industrials 0.6%
Aerospace & Defense —%
Curtiss-Wright Corp.	184	23,560
Air Freight & Logistics —%
Deutsche Post AG	524	22,744
Forward Air Corp.	130	7,019
Total		29,763
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	3,641	105,826
International Consolidated Airlines Group SA	9,593	82,781
Japan Airlines Co., Ltd.	200	7,893
Total		196,500
Building Products —%
Caesarstone Ltd.	155	2,860
Continental Building Product(b)	655	18,405
NCI Building Systems, Inc.(b)	270	4,725
Total		25,990

4	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies —%
ACCO Brands Corp.	1,230	14,822
Essendant, Inc.	780	5,803
MSA Safety, Inc.	240	20,842
Quad/Graphics, Inc.	595	14,702
SP Plus Corp.(b)	400	14,060
Total		70,229
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	2,726	114,887
CIMIC Group Ltd.	2,114	71,937
Comfort Systems U.S.A., Inc.	150	6,330
EMCOR Group, Inc.	275	20,237
Kajima Corp.	12,000	115,609
KBR, Inc.	640	10,682
Obayashi Corp.	9,600	110,556
Primoris Services Corp.	645	16,505
Taisei Corp.	2,200	118,681
Total		585,424
Electrical Equipment 0.1%
Atkore International Group, Inc.(b)	650	11,550
Generac Holdings, Inc.(b)	405	18,229
Vestas Wind Systems A/S	1,367	88,434
Total		118,213
Machinery 0.1%
Alamo Group, Inc.	160	17,515
Briggs & Stratton Corp.	250	4,507
Federal Signal Corp.	90	1,949
Global Brass & Copper Holdings, Inc.	470	14,100
Harsco Corp.(b)	735	15,031
Hillenbrand, Inc.	425	19,699
Hyster-Yale Materials Handling, Inc.	42	2,990
Kadant, Inc.	147	13,561
RBC Bearings, Inc.(b)	78	9,078
SPX FLOW, Inc.(b)	270	12,150
Wabash National Corp.	680	13,641
Watts Water Technologies, Inc., Class A	32	2,384
Total		126,605
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services —%
Korn/Ferry International	125	6,682
RPX Corp.	1,490	16,137
Total		22,819
Road & Rail —%
ArcBest Corp.	527	16,917
Saia, Inc.(b)	129	8,520
Total		25,437
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	291	18,609
Beacon Roofing Supply, Inc.(b)	325	15,909
ITOCHU Corp.	7,000	139,989
Marubeni Corp.	9,100	68,337
Total		242,844
Total Industrials		1,467,384
Information Technology 0.4%
Communications Equipment —%
CalAmp Corp.(b)	685	13,529
Comtech Telecommunications Corp.	570	17,436
Netscout Systems, Inc.(b)	700	19,005
Total		49,970
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	175	10,308
AVX Corp.	120	1,771
Benchmark Electronics, Inc.	540	14,202
Hitachi Ltd.	18,000	131,374
KEMET Corp.(b)	870	14,981
Methode Electronics, Inc.	40	1,596
Rogers Corp.(b)	70	7,469
Sanmina Corp.(b)	105	3,098
Tech Data Corp.(b)	230	17,537
TTM Technologies, Inc.(b)	590	8,225
Vishay Intertechnology, Inc.	960	16,944
Total		227,505

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 0.1%
Etsy, Inc.(b)	200	5,988
j2 Global, Inc.	248	19,686
Mixi, Inc.	1,900	62,447
New Relic, Inc.(b)	200	13,978
Stamps.com, Inc.(b)	103	23,458
Web.com Group, Inc.(b)	505	9,393
XO Group, Inc.(b)	160	3,469
Yelp, Inc.(b)	300	13,455
Total		151,874
IT Services —%
CACI International, Inc., Class A(b)	50	7,552
CSG Systems International, Inc.	200	8,558
MAXIMUS, Inc.	325	21,980
Syntel, Inc.(b)	290	8,375
Travelport Worldwide Ltd.	140	2,400
TTEC Holdings, Inc.	275	8,800
Total		57,665
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	1,699	14,068
Cirrus Logic, Inc.(b)	320	11,671
Diodes, Inc.(b)	569	16,245
Formfactor, Inc.(b)	1,110	12,737
Rudolph Technologies, Inc.(b)	135	3,422
Synaptics, Inc.(b)	410	17,843
Tokyo Electron Ltd.	200	38,411
Xcerra Corp.(b)	488	5,895
Total		120,292
Software 0.1%
Aspen Technology, Inc.(b)	306	26,851
Imperva, Inc.(b)	400	17,900
MicroStrategy, Inc., Class A(b)	125	15,932
Paycom Software, Inc.(b)	148	16,903
Paylocity Holding Corp.(b)	225	12,292
Pegasystems, Inc.	223	13,614
Progress Software Corp.	420	15,511
Common Stocks (continued)
Issuer	Shares	Value ($)
VASCO Data Security International, Inc.(b)	355	5,503
Verint Systems, Inc.(b)	100	4,210
Total		128,716
Technology Hardware, Storage & Peripherals 0.1%
Brother Industries Ltd.	2,500	53,624
Canon, Inc.	3,500	120,397
Total		174,021
Total Information Technology		910,043
Materials 0.3%
Chemicals 0.1%
BASF SE	351	36,519
Covestro AG	170	15,447
Ferro Corp.(b)	110	2,421
Kronos Worldwide, Inc.	515	11,866
Mitsubishi Chemical Holdings Corp.	11,900	112,569
Trinseo SA	270	19,697
Total		198,519
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	30,247	102,624
Materion Corp.	338	17,153
Rio Tinto PLC	2,671	145,585
Schnitzer Steel Industries, Inc., Class A	220	6,479
South32 Ltd.	11,798	32,740
Warrior Met Coal, Inc.	690	16,043
Total		320,624
Paper & Forest Products 0.1%
Boise Cascade Co.	450	18,720
Louisiana-Pacific Corp.	750	21,247
UPM-Kymmene OYJ	3,785	135,055
Verso Corp., Class A(b)	280	5,057
Total		180,079
Total Materials		699,222
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Armada Hoffler Properties, Inc.	280	3,800
CareTrust REIT, Inc.	170	2,246
Chesapeake Lodging Trust	145	4,283
CorEnergy Infrastructure Trust, Inc.	437	16,842

6	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cousins Properties, Inc.	525	4,667
DiamondRock Hospitality Co.	1,190	13,149
EastGroup Properties, Inc.	129	11,582
Investors Real Estate Trust	950	5,064
Lexington Realty Trust	450	3,618
National Health Investors, Inc.	282	19,252
Pebblebrook Hotel Trust	525	18,370
Preferred Apartment Communities, Inc., Class A	270	3,972
PS Business Parks, Inc.	157	18,099
Ryman Hospitality Properties, Inc.	47	3,684
Tier REIT, Inc.	450	8,554
Washington Prime Group, Inc.	475	3,073
Xenia Hotels & Resorts, Inc.	905	18,634
Total		158,889
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA(b)	85	2,327
CK Asset Holdings Ltd.	5,555	47,956
HFF, Inc., Class A	355	12,475
Kerry Properties Ltd.	23,000	109,952
Sun Hung Kai Properties Ltd.	6,873	110,686
Total		283,396
Total Real Estate		442,285
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	25	1,325
Nippon Telegraph & Telephone Corp.	2,500	118,638
Orange SA	641	11,653
Telenor ASA	5,061	112,020
Total		243,636
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	700	16,422
Total Telecommunication Services		260,058
Utilities 0.1%
Electric Utilities —%
Allete, Inc.	91	6,953
El Paso Electric Co.	294	15,009
Enel SpA	3,917	24,848
IDACORP, Inc.	30	2,790
Common Stocks (continued)
Issuer	Shares	Value ($)
Mercury NZ Ltd.	22,176	49,627
PNM Resources, Inc.	50	1,982
Portland General Electric Co.	414	17,587
Total		118,796
Gas Utilities —%
Chesapeake Utilities Corp.	192	14,592
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	225	13,027
Multi-Utilities 0.1%
Engie SA	7,473	131,088
Water Utilities —%
SJW Corp.	295	17,833
Total Utilities		295,336
Total Common Stocks (Cost $8,755,343)		9,770,446

Equity Funds 18.0%
	Shares	Value ($)
International 3.7%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	181,063	1,294,600
Columbia Emerging Markets Fund, Institutional 3 Class(a)	234,830	3,219,519
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	317,374	3,183,262
Columbia Overseas Value Fund, Institutional 3 Class(a)	147,102	1,529,863
Total		9,227,244
U.S. Large Cap 14.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	144,729	3,702,168
Columbia Disciplined Core Fund, Institutional 3 Class(a)	839,875	10,162,484
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	743,806	7,073,594
Columbia Disciplined Value Fund, Institutional 3 Class(a)	685,919	7,215,873
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	499,048	7,061,524
Total		35,215,643

Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 0.1%
Columbia Disciplined Small Core Fund, Institutional 3 Class(a)	18,600	159,032
Total Equity Funds (Cost $38,519,426)		44,601,919

Fixed-Income Funds 58.5%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	316,481	3,630,040
High Yield 2.1%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	530,545	5,114,457
Inflation Protected Securities 1.9%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	513,367	4,861,584
Investment Grade 53.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,539,419	34,969,456
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,215,617	11,755,015
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	374,742	3,687,462
Columbia Quality Income Fund, Institutional 3 Class(a)	6,917,687	36,525,387
Columbia Total Return Bond Fund, Institutional 3 Class(a)	1,730,036	15,293,521
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,698,485	29,170,623
Total		131,401,464
Total Fixed-Income Funds (Cost $150,142,649)		145,007,545

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	4,450	68,871
Total Consumer Discretionary		68,871
Total Preferred Stocks (Cost $66,369)		68,871

Money Market Funds 11.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(a),(c)	28,467,103	28,464,256
Total Money Market Funds (Cost $28,466,901)		28,464,256
Total Investments in Securities (Cost: $246,294,796)		247,566,852
Other Assets & Liabilities, Net		350,897
Net Assets		247,917,749

At April 30, 2018, securities and/or cash totaling $448,832 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,000 EUR	21,096 USD	JPMorgan	06/07/2018	510	—
250,000 ILS	71,471 USD	JPMorgan	06/07/2018	1,851	—
386,000 NOK	49,929 USD	JPMorgan	06/07/2018	1,751	—
39,000 NZD	28,475 USD	JPMorgan	06/07/2018	1,038	—
14,166 USD	85,000 DKK	JPMorgan	06/07/2018	—	(350)
21,428 USD	179,000 SEK	JPMorgan	06/07/2018	—	(928)
49,705 USD	65,000 SGD	JPMorgan	06/07/2018	—	(648)
Total				5,150	(1,926)

8	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	21	06/2018	GBP	1,566,600	—	(1,536)
U.S. Long Bond	73	06/2018	USD	10,584,462	57,452	—
U.S. Ultra Bond	4	06/2018	USD	637,049	7,862	—
Total					65,314	(1,536)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(18)	06/2018	USD	(1,036,980)	8,073	—
Russell 2000 E-mini	(5)	06/2018	USD	(385,950)	14,350	—
S&P 500 E-mini	(21)	06/2018	USD	(2,779,350)	148,890	—
Total					171,313	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	52,691	3,573	(3,825)	52,439	—	(2,163)	28,178	—	561,621
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(98,460)	—	4,313,487
Columbia Commodity Strategy Fund, Institutional 3 Class
	400,513	17,296	(27,768)	390,041	—	(152)	(8,010)	—	2,281,738
Columbia Contrarian Core Fund, Institutional 3 Class
	145,442	3,066	(3,779)	144,729	—	25,920	(335,722)	—	3,702,168
Columbia Contrarian Europe Fund, Institutional 3 Class
	177,322	13,123	(9,382)	181,063	—	5,295	(90,884)	—	1,294,600
Columbia Corporate Income Fund, Institutional 3 Class
	3,565,014	63,687	(89,282)	3,539,419	—	(22,507)	(1,153,721)	271,249	34,969,456
Columbia Disciplined Core Fund, Institutional 3 Class
	848,827	12,533	(21,485)	839,875	—	105,092	(604,202)	—	10,162,484
Columbia Disciplined Growth Fund, Institutional 3 Class
	749,257	13,735	(19,186)	743,806	—	16,290	(434,433)	—	7,073,594
Columbia Disciplined Small Core Fund, Institutional 3 Class
	18,600	—	—	18,600	—	—	(7,812)	—	159,032
Columbia Disciplined Value Fund, Institutional 3 Class
	685,269	18,608	(17,958)	685,919	—	30,012	(523,957)	—	7,215,873
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	404,687	19,614	(28,566)	395,735	—	(12,794)	(64,114)	—	3,775,311
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	317,745	6,641	(7,905)	316,481	—	(6,973)	(141,988)	48,116	3,630,040
Columbia Emerging Markets Fund, Institutional 3 Class
	235,570	5,338	(6,078)	234,830	—	28,714	(295,720)	—	3,219,519
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Income Opportunities Fund, Institutional 3 Class
	532,001	11,843	(13,299)	530,545	—	(2,868)	(146,149)	62,527	5,114,457
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	518,143	8,258	(13,034)	513,367	—	(14,066)	3,564	—	4,861,584
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,226,761	19,530	(30,674)	1,215,617	—	(5,505)	(117,232)	58,669	11,755,015
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	386,780	6,897	(18,935)	374,742	—	(4,930)	31,193	32,410	3,687,462
Columbia Multi-Asset Income Fund, Institutional 3 Class
	904,167	11,012	—	915,179	—	—	(371,110)	105,350	8,721,658
Columbia Overseas Core Fund, Institutional 3 Class
	—	—	317,374	317,374	—	—	(31,738)	—	3,183,262
Columbia Overseas Value Fund, Institutional 3 Class
	462,157	17,012	(332,067)	147,102	—	605,510	(830,315)	—	1,529,863
Columbia Quality Income Fund, Institutional 3 Class
	6,961,590	130,073	(173,976)	6,917,687	—	(34,152)	(384,315)	286,439	36,525,387
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	503,728	8,182	(12,862)	499,048	—	34,735	(507,070)	—	7,061,524
Columbia Short-Term Cash Fund, 1.889%
	28,353,621	2,384,227	(2,270,745)	28,467,103	—	(96)	(2,720)	115,054	28,464,256
Columbia Total Return Bond Fund, Institutional 3 Class
	1,742,878	30,763	(43,605)	1,730,036	—	(13,053)	(196,317)	95,556	15,293,521
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	2,707,372	59,824	(68,711)	2,698,485	—	(66,354)	(286,409)	131,250	29,170,623
Total					—	665,955	(6,569,463)	1,206,620	237,727,535

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	19,653,815	—	—	—	19,653,815
Common Stocks
Consumer Discretionary	368,364	817,164	—	—	1,185,528
Consumer Staples	74,032	761,253	—	—	835,285
Energy	123,461	372,842	—	—	496,303
Financials	514,041	1,455,455	—	—	1,969,496
Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	495,503	714,003	—	—	1,209,506
Industrials	419,710	1,047,674	—	—	1,467,384
Information Technology	503,790	406,253	—	—	910,043
Materials	118,683	580,539	—	—	699,222
Real Estate	173,691	268,594	—	—	442,285
Telecommunication Services	17,747	242,311	—	—	260,058
Utilities	89,773	205,563	—	—	295,336
Total Common Stocks	2,898,795	6,871,651	—	—	9,770,446
Equity Funds	44,601,919	—	—	—	44,601,919
Fixed-Income Funds	145,007,545	—	—	—	145,007,545
Preferred Stocks
Consumer Discretionary	—	68,871	—	—	68,871
Money Market Funds	—	—	—	28,464,256	28,464,256
Total Investments in Securities	212,162,074	6,940,522	—	28,464,256	247,566,852
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	5,150	—	—	5,150
Futures Contracts	236,627	—	—	—	236,627
Liability
Forward Foreign Currency Exchange Contracts	—	(1,926)	—	—	(1,926)
Futures Contracts	(1,536)	—	—	—	(1,536)
Total	212,397,165	6,943,746	—	28,464,256	247,805,167
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
12	Columbia Capital Allocation Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 7.1%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class(a),(b)	174,646	1,870,461
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	4,313,487
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,169,041	6,838,891
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	913,035	8,710,353
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	2,027,525	19,322,313
Total Alternative Strategies Funds (Cost $42,236,599)		41,055,505

Common Stocks 2.6%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Dana, Inc.	420	9,967
Dorman Products, Inc.(b)	205	13,173
Faurecia SA	369	30,132
Tenneco, Inc.	565	25,250
Total		78,522
Automobiles 0.1%
Fiat Chrysler Automobiles NV	7,727	171,685
Peugeot SA	5,563	136,981
Subaru Corp.	5,700	191,328
Suzuki Motor Corp.	3,200	171,993
Winnebago Industries, Inc.	625	23,688
Total		695,675
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	740	35,224
Sotheby’s (b)	450	23,760
Weight Watchers International, Inc.(b)	325	22,766
Total		81,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure —%
Bloomin’ Brands, Inc.	580	13,723
Brinker International, Inc.	150	6,538
Cracker Barrel Old Country Store, Inc.	165	27,157
Penn National Gaming, Inc.(b)	680	20,611
Ruth’s Hospitality Group, Inc.	1,182	31,737
Total		99,766
Household Durables 0.1%
Electrolux AB, Class B	2,583	67,976
La-Z-Boy, Inc.	945	27,216
Persimmon PLC	4,527	169,108
Sony Corp.	600	28,024
Taylor Wimpey PLC	52,615	138,563
Zagg, Inc.(b)	1,500	16,800
Total		447,687
Internet & Direct Marketing Retail —%
PetMed Express, Inc.	720	24,091
Leisure Products —%
Sturm Ruger & Co., Inc.	485	26,796
Media —%
Entravision Communications Corp., Class A	5,300	24,645
Gannett Co., Inc.	2,685	25,964
World Wrestling Entertainment, Inc., Class A	265	10,545
Total		61,154
Multiline Retail 0.1%
Next PLC	1,999	144,400
Specialty Retail —%
Buckle, Inc. (The)	300	6,915
Finish Line, Inc., Class A (The)	400	5,428
Hibbett Sports, Inc.(b)	930	25,296
Restoration Hardware Holdings, Inc.(b)	355	33,885
Sleep Number Corp.(b)	390	11,053
Tailored Brands, Inc.	950	29,972
Tilly’s, Inc.	500	5,605
Total		118,154
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Columbia Sportswear Co.	215	17,847
Deckers Outdoor Corp.(b)	378	35,253
Movado Group, Inc.	765	30,179
Total		83,279
Total Consumer Discretionary		1,861,274
Consumer Staples 0.2%
Beverages —%
Kirin Holdings Co., Ltd.	5,000	140,345
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	250	8,563
J. Sainsbury PLC	25,326	107,463
Jeronimo Martins SGPS SA	6,106	107,081
Koninklijke Ahold Delhaize NV	1,653	39,878
SUPERVALU, Inc.(b)	540	9,455
United Natural Foods, Inc.(b)	660	29,713
Wesfarmers Ltd.	5,785	190,324
Total		492,477
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	350	19,911
Marine Harvest ASA	1,621	35,286
Nestlé SA, Registered Shares	2,127	164,779
Sanderson Farms, Inc.	267	29,680
WH Group Ltd.	144,500	149,597
Total		399,253
Personal Products —%
Unilever NV-CVA	810	46,436
Usana Health Sciences, Inc.(b)	240	25,332
Total		71,768
Tobacco —%
Imperial Brands PLC	5,081	181,796
Total Consumer Staples		1,285,639
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	2,245	24,246
Diamond Offshore Drilling, Inc.(b)	220	4,046
Exterran Corp.(b)	670	19,624
McDermott International, Inc.(b)	2,900	19,140
Rowan Companies PLC, Class A(b)	2,100	30,324
Total		97,380
Oil, Gas & Consumable Fuels 0.1%
Arch Coal, Inc.	37	2,991
Caltex Australia Ltd.	483	11,232
CVR Energy, Inc.	825	28,462
OMV AG	2,600	161,031
Par Pacific Holdings, Inc.(b)	710	11,978
Peabody Energy Corp.	220	8,107
Repsol SA	9,847	187,908
REX American Resources Corp.(b)	260	19,443
Royal Dutch Shell PLC, Class B	5,054	180,422
Teekay Corp.	425	3,749
Total SA	471	29,603
Ultra Petroleum Corp.(b)	3,400	8,228
W&T Offshore, Inc.(b)	3,700	22,570
Total		675,724
Total Energy		773,104
Financials 0.5%
Banks 0.2%
BancFirst Corp.	215	12,287
Bancorp, Inc. (The)(b)	1,900	19,665
Bank Hapoalim BM	22,387	152,890
BNP Paribas SA	689	53,190
Cathay General Bancorp	775	31,008
Customers Bancorp, Inc.(b)	731	21,067
Eagle Bancorp, Inc.(b)	440	25,828
Enterprise Financial Services Corp.	235	11,950
First BanCorp(b)	1,150	8,303
First Citizens BancShares Inc., Class A	85	36,745
First Financial Bancorp	530	16,404
First Merchants Corp.	600	25,848

14	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Green Bancorp, Inc.(b)	430	9,697
Hancock Holding Co.	700	34,195
Heritage Financial Corp.	830	24,651
Hope Bancorp, Inc.	810	14,005
ING Groep NV	2,557	43,087
International Bancshares Corp.	585	23,283
Intesa Sanpaolo SpA	30,438	115,785
Japan Post Bank Co., Ltd.	600	8,150
KBC Group NV	1,081	93,982
Lloyds Banking Group PLC	148,760	131,942
OFG Bancorp	1,150	15,525
Preferred Bank/Los Angeles	425	27,089
S&T Bancorp, Inc.	700	29,876
Societe Generale SA	3,710	203,044
Sumitomo Mitsui Financial Group, Inc.	900	37,510
Swedbank AB, Class A	308	6,691
Triumph Bancorp, Inc.(b)	65	2,525
UMB Financial Corp.	185	14,167
Westpac Banking Corp.	978	21,008
Wintrust Financial Corp.	179	16,012
Total		1,287,409
Capital Markets 0.1%
3i Group PLC	14,100	182,005
Cohen & Steers, Inc.	665	26,667
Houlihan Lokey, Inc.	390	17,355
Schroders PLC	2,176	98,443
Waddell & Reed Financial, Inc., Class A	1,390	28,134
Total		352,604
Consumer Finance —%
Green Dot Corp., Class A(b)	500	30,405
Nelnet, Inc., Class A	485	25,613
Total		56,018
Diversified Financial Services —%
ORIX Corp.	10,300	180,650
Insurance 0.2%
Aegon NV	4,794	35,134
Allianz SE, Registered Shares	986	233,212
American Equity Investment Life Holding Co.	1,000	30,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Assicurazioni Generali SpA	8,627	174,084
AXA SA	7,061	201,935
CNO Financial Group, Inc.	1,450	31,088
CNP Assurances	1,572	40,265
Health Insurance Innovations, Inc., Class A(b)	350	9,975
Legal & General Group PLC	10,019	37,108
Mapfre SA	32,440	112,534
Swiss Life Holding AG, Registered Shares	181	63,317
Third Point Reinsurance Ltd.(b)	310	4,123
Universal Insurance Holdings, Inc.	706	22,910
Total		995,885
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	240	4,243
ARMOUR Residential REIT, Inc.	900	20,367
Invesco Mortgage Capital, Inc.	1,740	28,240
Total		52,850
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	795	26,203
Federal Agricultural Mortgage Corp.	347	29,672
Flagstar Bancorp, Inc.(b)	115	3,973
Meta Financial Group, Inc.	42	4,668
MGIC Investment Corp.(b)	3,255	32,615
Radian Group, Inc.	1,860	26,598
Walker & Dunlop, Inc.	540	30,840
Total		154,569
Total Financials		3,079,985
Health Care 0.3%
Biotechnology 0.1%
Adaptimmune Therapeutics PLC, ADR(b)	725	9,215
Alder Biopharmaceuticals, Inc.(b)	1,444	20,505
Atara Biotherapeutics, Inc.(b)	550	22,192
bluebird bio, Inc.(b)	168	28,585
Blueprint Medicines Corp.(b)	175	13,426
Clovis Oncology, Inc.(b)	155	6,724
Dynavax Technologies Corp.(b)	640	10,848
Global Blood Therapeutics, Inc.(b)	135	5,960
Immunomedics, Inc.(b)	1,218	22,180
Insmed, Inc.(b)	558	13,576

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jounce Therapeutics, Inc.(b)	588	12,107
Keryx Biopharmaceuticals, Inc.(b)	1,630	7,221
Loxo Oncology, Inc.(b)	160	20,146
Nightstar Therapeutics PLC, ADR(b)	608	8,700
OncoMed Pharmaceuticals, Inc.(b)	1,700	5,049
Ovid Therapeutics, Inc.(b)	1,154	10,940
Puma Biotechnology, Inc.(b)	330	21,037
Sage Therapeutics, Inc.(b)	165	23,747
Sarepta Therapeutics(b)	160	12,218
Shire PLC	876	46,647
Spark Therapeutics, Inc.(b)	219	16,714
TESARO, Inc.(b)	285	14,509
uniQure NV(b)	348	10,162
Total		362,408
Health Care Equipment & Supplies —%
Analogic Corp.	327	27,174
Angiodynamics, Inc.(b)	1,110	21,512
Haemonetics Corp.(b)	500	39,020
Integer Holdings Corp.(b)	600	32,940
Lantheus Holdings, Inc.(b)	1,652	29,405
Total		150,051
Health Care Providers & Services —%
Alfresa Holdings Corp.	6,100	134,591
Magellan Health, Inc.(b)	195	16,351
Molina Healthcare, Inc.(b)	431	35,880
Providence Service Corp. (The)(b)	410	31,111
RadNet, Inc.(b)	1,100	14,575
Tivity Health, Inc.(b)	800	28,760
Triple-S Management Corp., Class B(b)	1,030	29,200
Total		290,468
Life Sciences Tools & Services —%
Medpace Holdings, Inc.(b)	725	26,818
Pra Health Sciences, Inc.(b)	436	35,826
Total		62,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	290	14,848
Bayer AG, Registered Shares	1,330	158,961
Corcept Therapeutics, Inc.(b)	716	11,943
GlaxoSmithKline PLC	12,101	242,712
Impax Laboratories, Inc.(b)	630	11,844
Lannett Co., Inc.(b)	1,520	23,712
Nektar Therapeutics(b)	239	19,995
Novartis AG, Registered Shares	1,573	121,080
Novo Nordisk A/S, Class B	289	13,591
Odonate Therapeutics, Inc.(b)	475	10,013
Pacira Pharmaceuticals, Inc.(b)	360	11,916
Phibro Animal Health Corp., Class A	579	24,492
Roche Holding AG, Genusschein Shares	1,188	263,959
Sanofi	1,395	110,292
Supernus Pharmaceuticals, Inc.(b)	325	15,242
Total		1,054,600
Total Health Care		1,920,171
Industrials 0.4%
Aerospace & Defense —%
Curtiss-Wright Corp.	307	39,308
Air Freight & Logistics —%
Deutsche Post AG	802	34,810
Forward Air Corp.	250	13,498
Total		48,308
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	5,572	161,952
International Consolidated Airlines Group SA	14,678	126,661
Japan Airlines Co., Ltd.	300	11,839
Total		300,452
Building Products —%
Caesarstone Ltd.	270	4,982
Continental Building Product(b)	1,085	30,488
NCI Building Systems, Inc.(b)	450	7,875
Total		43,345

16	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies —%
ACCO Brands Corp.	2,040	24,582
Essendant, Inc.	1,300	9,672
MSA Safety, Inc.	400	34,736
Quad/Graphics, Inc.	990	24,463
SP Plus Corp.(b)	650	22,847
Total		116,300
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	4,174	175,912
CIMIC Group Ltd.	3,237	110,151
Comfort Systems U.S.A., Inc.	250	10,550
EMCOR Group, Inc.	475	34,955
Kajima Corp.	18,000	173,414
KBR, Inc.	1,070	17,858
Obayashi Corp.	14,700	169,289
Primoris Services Corp.	1,080	27,637
Taisei Corp.	3,400	183,416
Total		903,182
Electrical Equipment —%
Atkore International Group, Inc.(b)	1,100	19,547
Generac Holdings, Inc.(b)	705	31,732
Vestas Wind Systems A/S	2,091	135,271
Total		186,550
Machinery —%
Alamo Group, Inc.	275	30,104
Briggs & Stratton Corp.	400	7,212
Federal Signal Corp.	150	3,249
Global Brass & Copper Holdings, Inc.	780	23,400
Harsco Corp.(b)	1,220	24,949
Hillenbrand, Inc.	700	32,445
Hyster-Yale Materials Handling, Inc.	70	4,984
Kadant, Inc.	244	22,509
RBC Bearings, Inc.(b)	129	15,013
SPX FLOW, Inc.(b)	450	20,250
Wabash National Corp.	1,114	22,347
Watts Water Technologies, Inc., Class A	55	4,098
Total		210,560
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services —%
Korn/Ferry International	250	13,365
RPX Corp.	2,465	26,696
Total		40,061
Road & Rail —%
ArcBest Corp.	890	28,569
Saia, Inc.(b)	215	14,201
Total		42,770
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	485	31,016
Beacon Roofing Supply, Inc.(b)	550	26,922
ITOCHU Corp.	10,700	213,983
Marubeni Corp.	13,900	104,383
Total		376,304
Total Industrials		2,307,140
Information Technology 0.3%
Communications Equipment —%
CalAmp Corp.(b)	1,140	22,515
Comtech Telecommunications Corp.	950	29,061
Netscout Systems, Inc.(b)	1,200	32,580
Total		84,156
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	275	16,197
AVX Corp.	200	2,952
Benchmark Electronics, Inc.	910	23,933
Hitachi Ltd.	28,000	204,360
KEMET Corp.(b)	1,460	25,141
Methode Electronics, Inc.	65	2,594
Rogers Corp.(b)	117	12,484
Sanmina Corp.(b)	175	5,163
Tech Data Corp.(b)	384	29,280
TTM Technologies, Inc.(b)	980	13,661
Vishay Intertechnology, Inc.	1,590	28,063
Total		363,828

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 0.1%
Etsy, Inc.(b)	330	9,880
j2 Global, Inc.	404	32,069
Mixi, Inc.	2,900	95,314
New Relic, Inc.(b)	350	24,461
Stamps.com, Inc.(b)	172	39,173
Web.com Group, Inc.(b)	840	15,624
XO Group, Inc.(b)	270	5,854
Yelp, Inc.(b)	495	22,201
Total		244,576
IT Services —%
CACI International, Inc., Class A(b)	80	12,084
CSG Systems International, Inc.	350	14,977
MAXIMUS, Inc.	525	35,506
Syntel, Inc.(b)	490	14,151
Travelport Worldwide Ltd.	230	3,942
TTEC Holdings, Inc.	460	14,720
Total		95,380
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	2,830	23,432
Cirrus Logic, Inc.(b)	535	19,511
Diodes, Inc.(b)	949	27,094
Formfactor, Inc.(b)	1,850	21,229
Rudolph Technologies, Inc.(b)	230	5,830
Synaptics, Inc.(b)	680	29,594
Tokyo Electron Ltd.	300	57,616
Xcerra Corp.(b)	808	9,761
Total		194,067
Software —%
Aspen Technology, Inc.(b)	510	44,752
Imperva, Inc.(b)	650	29,087
MicroStrategy, Inc., Class A(b)	208	26,512
Paycom Software, Inc.(b)	246	28,096
Paylocity Holding Corp.(b)	400	21,852
Pegasystems, Inc.	370	22,588
Progress Software Corp.	705	26,036
Common Stocks (continued)
Issuer	Shares	Value ($)
VASCO Data Security International, Inc.(b)	595	9,223
Verint Systems, Inc.(b)	150	6,315
Total		214,461
Technology Hardware, Storage & Peripherals 0.1%
Brother Industries Ltd.	3,800	81,508
Canon, Inc.	5,400	185,756
Total		267,264
Total Information Technology		1,463,732
Materials 0.2%
Chemicals 0.1%
BASF SE	537	55,871
Covestro AG	260	23,625
Ferro Corp.(b)	100	2,201
Kronos Worldwide, Inc.	860	19,814
Mitsubishi Chemical Holdings Corp.	18,200	172,165
Trinseo SA	460	33,557
Total		307,233
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	46,281	157,025
Materion Corp.	560	28,420
Rio Tinto PLC	4,083	222,548
Schnitzer Steel Industries, Inc., Class A	360	10,602
South32 Ltd.	18,063	50,125
Warrior Met Coal, Inc.	1,150	26,738
Total		495,458
Paper & Forest Products —%
Boise Cascade Co.	700	29,120
Louisiana-Pacific Corp.	1,200	33,996
UPM-Kymmene OYJ	5,795	206,775
Verso Corp., Class A(b)	460	8,308
Total		278,199
Total Materials		1,080,890
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) —%
Armada Hoffler Properties, Inc.	475	6,446
CareTrust REIT, Inc.	290	3,831
Chesapeake Lodging Trust	240	7,090
CorEnergy Infrastructure Trust, Inc.	708	27,286

18	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cousins Properties, Inc.	875	7,779
DiamondRock Hospitality Co.	2,000	22,100
EastGroup Properties, Inc.	215	19,303
Investors Real Estate Trust	1,600	8,528
Lexington Realty Trust	750	6,030
National Health Investors, Inc.	470	32,087
Pebblebrook Hotel Trust	875	30,616
Preferred Apartment Communities, Inc., Class A	440	6,472
PS Business Parks, Inc.	261	30,088
Ryman Hospitality Properties, Inc.	75	5,879
Tier REIT, Inc.	750	14,257
Washington Prime Group, Inc.	800	5,176
Xenia Hotels & Resorts, Inc.	1,500	30,885
Total		263,853
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA(b)	140	3,833
CK Asset Holdings Ltd.	8,547	73,786
HFF, Inc., Class A	590	20,733
Kerry Properties Ltd.	35,000	167,318
Sun Hung Kai Properties Ltd.	10,863	174,942
Total		440,612
Total Real Estate		704,465
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	50	2,650
Nippon Telegraph & Telephone Corp.	3,800	180,330
Orange SA	980	17,816
Telenor ASA	7,745	171,427
Total		372,223
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	1,100	25,806
Total Telecommunication Services		398,029
Utilities 0.1%
Electric Utilities —%
Allete, Inc.	150	11,462
El Paso Electric Co.	490	25,014
Enel SpA	5,997	38,043
IDACORP, Inc.	50	4,650
Common Stocks (continued)
Issuer	Shares	Value ($)
Mercury NZ Ltd.	33,952	75,980
PNM Resources, Inc.	100	3,965
Portland General Electric Co.	721	30,628
Total		189,742
Gas Utilities —%
Chesapeake Utilities Corp.	315	23,940
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	400	23,160
Multi-Utilities 0.1%
Engie SA	11,429	200,482
Water Utilities —%
SJW Corp.	490	29,620
Total Utilities		466,944
Total Common Stocks (Cost $13,819,270)		15,341,373

Equity Funds 31.8%
	Shares	Value ($)
International 7.8%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	1,960,780	14,019,576
Columbia Emerging Markets Fund, Institutional 3 Class(a)	593,083	8,131,169
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	1,392,498	13,966,750
Columbia Overseas Value Fund, Institutional 3 Class(a)	713,755	7,423,056
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	140,544	1,585,341
Total		45,125,892
U.S. Large Cap 23.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	701,315	17,939,627
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,556,543	30,934,169
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	1,881,640	17,894,392
Columbia Disciplined Value Fund, Institutional 3 Class(a)	2,988,835	31,442,542
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	275,871	11,672,107
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,632,884	23,105,305
Total		132,988,142

Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.0%
Columbia Disciplined Small Core Fund, Institutional 3 Class(a)	643,524	5,502,134
Total Equity Funds (Cost $159,225,904)		183,616,168

Fixed-Income Funds 48.0%

Emerging Markets 2.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,051,950	12,065,871
High Yield 3.5%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	2,129,599	20,529,335
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	590,260	5,589,761
Investment Grade 41.4%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,714,959	56,463,793
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,340,413	12,961,797
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	873,354	8,593,799
Columbia Quality Income Fund, Institutional 3 Class(a)	14,968,496	79,033,661
Columbia Total Return Bond Fund, Institutional 3 Class(a)	3,381,972	29,896,629
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,843,780	52,361,259
Total		239,310,938
Total Fixed-Income Funds (Cost $286,762,744)		277,495,905

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	6,806	105,334
Total Consumer Discretionary		105,334
Total Preferred Stocks (Cost $101,533)		105,334

Money Market Funds 10.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.889%(a),(c)	59,922,439	59,916,447
Total Money Market Funds (Cost $59,921,851)		59,916,447
Total Investments in Securities (Cost: $562,067,901)		577,530,732
Other Assets & Liabilities, Net		670,403
Net Assets		578,201,135

At April 30, 2018, securities and/or cash totaling $942,312 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
22,000 EUR	27,301 USD	JPMorgan	06/07/2018	659	—
382,000 ILS	109,208 USD	JPMorgan	06/07/2018	2,828	—
590,000 NOK	76,317 USD	JPMorgan	06/07/2018	2,677	—
59,000 NZD	43,077 USD	JPMorgan	06/07/2018	1,570	—
21,666 USD	130,000 DKK	JPMorgan	06/07/2018	—	(535)
32,680 USD	273,000 SEK	JPMorgan	06/07/2018	—	(1,416)
76,470 USD	100,000 SGD	JPMorgan	06/07/2018	—	(996)
Total				7,734	(2,947)

20	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	70	06/2018	GBP	5,222,000	—	(5,121)
Russell 2000 E-mini	8	06/2018	USD	617,520	—	(23,040)
S&P 500 E-mini	6	06/2018	USD	794,100	—	(42,570)
TOPIX Index	30	06/2018	JPY	533,850,000	251,740	—
U.S. Long Bond	161	06/2018	USD	23,343,813	126,709	—
U.S. Ultra Bond	10	06/2018	USD	1,592,622	19,656	—
Total					398,105	(70,731)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(26)	06/2018	USD	(1,497,860)	11,661	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	179,129	4,618	(9,101)	174,646	—	3,284	82,616	—	1,870,461
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(98,460)	—	4,313,487
Columbia Commodity Strategy Fund, Institutional 3 Class
	1,229,507	6,542	(67,008)	1,169,041	—	(169)	(28,570)	—	6,838,891
Columbia Contrarian Core Fund, Institutional 3 Class
	714,178	6,015	(18,878)	701,315	—	212,358	(1,720,146)	—	17,939,627
Columbia Contrarian Europe Fund, Institutional 3 Class
	2,000,650	14,839	(54,709)	1,960,780	—	21,409	(978,685)	—	14,019,576
Columbia Corporate Income Fund, Institutional 3 Class
	5,783,333	61,215	(129,589)	5,714,959	—	(31,864)	(1,870,706)	437,833	56,463,793
Columbia Disciplined Core Fund, Institutional 3 Class
	2,645,533	16,115	(105,105)	2,556,543	—	619,226	(2,153,678)	—	30,934,169
Columbia Disciplined Growth Fund, Institutional 3 Class
	1,973,248	15,283	(106,891)	1,881,640	—	177,400	(1,246,960)	—	17,894,392
Columbia Disciplined Small Core Fund, Institutional 3 Class
	669,585	5,824	(31,885)	643,524	—	(307,715)	33,098	—	5,502,134
Columbia Disciplined Value Fund, Institutional 3 Class
	3,032,102	23,114	(66,381)	2,988,835	—	119,820	(2,293,707)	—	31,442,542
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	948,150	10,496	(45,611)	913,035	—	(20,195)	(159,570)	—	8,710,353
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	1,055,273	19,715	(23,038)	1,051,950	—	9,265	(503,295)	159,666	12,065,871
Columbia Emerging Markets Fund, Institutional 3 Class
	618,126	5,899	(30,942)	593,083	—	151,515	(837,966)	—	8,131,169
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Income Opportunities Fund, Institutional 3 Class
	2,142,454	33,573	(46,428)	2,129,599	—	4,347	(603,218)	250,866	20,529,335
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	597,419	6,125	(13,284)	590,260	—	(1,987)	(10,248)	—	5,589,761
Columbia Large Cap Growth Fund, Institutional 3 Class
	295,972	2,556	(22,657)	275,871	—	423,055	(1,022,979)	—	11,672,107
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,384,400	12,471	(56,458)	1,340,413	—	(13,494)	(122,176)	64,751	12,961,797
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	918,629	10,036	(55,311)	873,354	—	(13,860)	75,653	76,180	8,593,799
Columbia Multi-Asset Income Fund, Institutional 3 Class
	2,003,128	24,397	—	2,027,525	—	—	(822,172)	233,396	19,322,313
Columbia Overseas Core Fund, Institutional 3 Class
	—	1,392,498	—	1,392,498	—	—	(139,250)	—	13,966,750
Columbia Overseas Value Fund, Institutional 3 Class
	2,040,703	89,635	(1,416,583)	713,755	—	2,294,905	(3,279,382)	—	7,423,056
Columbia Pacific/Asia Fund, Institutional 3 Class
	141,474	3,080	(4,010)	140,544	—	11,306	(120,633)	—	1,585,341
Columbia Quality Income Fund, Institutional 3 Class
	15,250,681	149,917	(432,102)	14,968,496	—	(84,393)	(827,674)	622,196	79,033,661
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	1,677,191	11,458	(55,765)	1,632,884	—	126,151	(1,681,831)	—	23,105,305
Columbia Short-Term Cash Fund, 1.889%
	59,800,964	6,179,983	(6,058,508)	59,922,439	—	(252)	(5,638)	241,639	59,916,447
Columbia Total Return Bond Fund, Institutional 3 Class
	3,424,403	31,606	(74,037)	3,381,972	—	(22,234)	(387,991)	186,771	29,896,629
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,906,987	43,348	(106,555)	4,843,780	—	(54,116)	(581,626)	235,663	52,361,259
Total					—	3,623,762	(21,305,194)	2,508,961	562,084,025

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
22	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
Currency Legend  (continued)
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	41,055,505	—	—	—	41,055,505
Common Stocks
Consumer Discretionary	611,084	1,250,190	—	—	1,861,274
Consumer Staples	122,654	1,162,985	—	—	1,285,639
Energy	202,908	570,196	—	—	773,104
Financials	854,019	2,225,966	—	—	3,079,985
Health Care	828,338	1,091,833	—	—	1,920,171
Industrials	706,059	1,601,081	—	—	2,307,140
Information Technology	839,178	624,554	—	—	1,463,732
Materials	192,756	888,134	—	—	1,080,890
Real Estate	288,419	416,046	—	—	704,465
Telecommunication Services	28,456	369,573	—	—	398,029
Utilities	152,439	314,505	—	—	466,944
Total Common Stocks	4,826,310	10,515,063	—	—	15,341,373
Equity Funds	183,616,168	—	—	—	183,616,168
Fixed-Income Funds	277,495,905	—	—	—	277,495,905
Preferred Stocks
Consumer Discretionary	—	105,334	—	—	105,334
Money Market Funds	—	—	—	59,916,447	59,916,447
Total Investments in Securities	506,993,888	10,620,397	—	59,916,447	577,530,732
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	7,734	—	—	7,734
Futures Contracts	409,766	—	—	—	409,766
Liability
Forward Foreign Currency Exchange Contracts	—	(2,947)	—	—	(2,947)
Futures Contracts	(70,731)	—	—	—	(70,731)
Total	507,332,923	10,625,184	—	59,916,447	577,874,554
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
24	Columbia Capital Allocation Moderate Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.5%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class(a),(b)	792,230	8,484,781
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	4,313,487
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,340,921	31,244,385
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	2,192,225	20,913,831
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	3,867,307	36,855,441
Total Alternative Strategies Funds (Cost $103,160,492)		101,811,925

Common Stocks 2.2%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Dana, Inc.	2,050	48,647
Dorman Products, Inc.(b)	1,000	64,260
Magna International, Inc.	3,672	216,868
Tenneco, Inc.	2,800	125,132
Total		454,907
Automobiles 0.1%
Fiat Chrysler Automobiles NV	7,794	173,173
Peugeot SA	930	22,900
Subaru Corp.	3,400	114,126
Suzuki Motor Corp.	3,700	198,867
Winnebago Industries, Inc.	3,075	116,542
Total		625,608
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	3,650	173,740
Sotheby’s (b)	2,300	121,440
Weight Watchers International, Inc.(b)	1,615	113,131
Total		408,311
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure —%
Bloomin’ Brands, Inc.	3,100	73,346
Brinker International, Inc.	700	30,513
Cracker Barrel Old Country Store, Inc.	825	135,787
Penn National Gaming, Inc.(b)	3,400	103,054
Ruth’s Hospitality Group, Inc.	5,820	156,267
Total		498,967
Household Durables 0.1%
Berkeley Group Holdings PLC	226	12,653
Electrolux AB, Class B	3,009	79,187
La-Z-Boy, Inc.	4,600	132,480
Persimmon PLC	3,214	120,060
Taylor Wimpey PLC	66,743	175,770
Zagg, Inc.(b)	7,300	81,760
Total		601,910
Internet & Direct Marketing Retail —%
PetMed Express, Inc.	3,550	118,783
Leisure Products —%
Sturm Ruger & Co., Inc.	2,400	132,600
Media —%
Entravision Communications Corp., Class A	26,200	121,830
Gannett Co., Inc.	13,250	128,127
World Wrestling Entertainment, Inc., Class A	1,325	52,722
Total		302,679
Multiline Retail —%
Next PLC	2,652	191,570
Specialty Retail 0.1%
Buckle, Inc. (The)	1,400	32,270
Finish Line, Inc., Class A (The)	2,000	27,140
Hibbett Sports, Inc.(b)	4,550	123,760
Restoration Hardware Holdings, Inc.(b)	1,750	167,037
Sleep Number Corp.(b)	1,925	54,555
Tailored Brands, Inc.	4,700	148,285
Tilly’s, Inc.	2,600	29,146
Total		582,193
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Columbia Sportswear Co.	1,060	87,991
Deckers Outdoor Corp.(b)	1,870	174,396
Movado Group, Inc.	3,780	149,121
Total		411,508
Total Consumer Discretionary		4,329,036
Consumer Staples 0.1%
Food & Staples Retailing 0.1%
BIM Birlesik Magazalar AS	764	12,981
Ingles Markets, Inc., Class A	1,100	37,675
Jeronimo Martins SGPS SA	3,789	66,448
Koninklijke Ahold Delhaize NV	1,820	43,906
Loblaw Companies Ltd.	400	20,343
SUPERVALU, Inc.(b)	2,662	46,612
United Natural Foods, Inc.(b)	3,250	146,315
Wal-Mart de Mexico SAB de CV, Class V	51,514	143,232
Wesfarmers Ltd.	5,595	184,073
Total		701,585
Food Products —%
John B. Sanfilippo & Son, Inc.	1,800	102,402
Sanderson Farms, Inc.	1,315	146,175
Uni-President Enterprises Corp.	13,000	31,287
WH Group Ltd.	179,000	185,314
Total		465,178
Personal Products —%
Usana Health Sciences, Inc.(b)	1,040	109,772
Tobacco —%
Eastern Tobacco	2,091	24,312
Imperial Brands PLC	5,060	181,045
Swedish Match AB	3,424	153,601
Total		358,958
Total Consumer Staples		1,635,493
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	11,000	118,800
Diamond Offshore Drilling, Inc.(b)	1,100	20,229
Exterran Corp.(b)	3,300	96,657
McDermott International, Inc.(b)	14,400	95,040
Rowan Companies PLC, Class A(b)	10,400	150,176
Total		480,902
Oil, Gas & Consumable Fuels 0.1%
Arch Coal, Inc.	180	14,549
China Petroleum & Chemical Corp., Class H	72,000	70,118
China Shenhua Energy Co., Ltd., Class H	70,500	172,927
CVR Energy, Inc.	4,100	141,450
Lukoil PJSC	103	6,804
MOL Hungarian Oil & Gas PLC	11,204	129,471
OMV AG	2,235	138,425
Par Pacific Holdings, Inc.(b)	3,500	59,045
Peabody Energy Corp.	1,075	39,614
Polski Koncern Naftowy Orlen SA	251	6,393
PTT PCL	125,000	222,946
REX American Resources Corp.(b)	1,290	96,466
Teekay Corp.	2,100	18,522
Ultra Petroleum Corp.(b)	17,000	41,140
W&T Offshore, Inc.(b)	18,100	110,410
Total		1,268,280
Total Energy		1,749,182
Financials 0.4%
Banks 0.2%
Agricultural Bank of China Ltd., Class H	328,000	184,930
BancFirst Corp.	1,075	61,436
Bancorp, Inc. (The)(b)	9,400	97,290
Bank Leumi Le-Israel BM	24,168	142,583
Bank of Nova Scotia (The)	2,639	162,210
Cathay General Bancorp	3,900	156,039
China Construction Bank Corp., Class H	27,000	28,287
Credicorp Ltd.	393	91,369
CTBC Financial Holding Co., Ltd.	90,000	64,185
Customers Bancorp, Inc.(b)	3,600	103,752

26	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Eagle Bancorp, Inc.(b)	2,175	127,673
Enterprise Financial Services Corp.	1,175	59,749
First BanCorp(b)	5,600	40,432
First Citizens BancShares Inc., Class A	425	183,723
First Financial Bancorp	2,600	80,470
First Merchants Corp.	3,000	129,240
Green Bancorp, Inc.(b)	2,150	48,483
Grupo Financiero Banorte SAB de CV, Class O	7,041	44,033
Hana Financial Group, Inc.	3,688	163,870
Hancock Holding Co.	3,400	166,090
Heritage Financial Corp.	4,100	121,770
Hope Bancorp, Inc.	4,000	69,160
International Bancshares Corp.	2,865	114,027
OFG Bancorp	5,600	75,600
Preferred Bank/Los Angeles	2,100	133,854
S&T Bancorp, Inc.	3,400	145,112
Societe Generale SA	3,638	199,103
Standard Bank Group Ltd.	3,909	67,042
Triumph Bancorp, Inc.(b)	325	12,626
Turkiye Garanti Bankasi AS	6,597	14,938
Turkiye Is Bankasi AS	69,178	104,823
UMB Financial Corp.	910	69,688
Wintrust Financial Corp.	880	78,716
Woori Finance Holdings Co., Ltd.	8,153	121,720
Total		3,464,023
Capital Markets —%
China Huarong Asset Management Co., Ltd., Class H(c)	416,000	143,274
Cohen & Steers, Inc.	3,275	131,327
Houlihan Lokey, Inc.	1,925	85,663
Waddell & Reed Financial, Inc., Class A	6,850	138,644
Total		498,908
Consumer Finance —%
Green Dot Corp., Class A(b)	2,500	152,025
Nelnet, Inc., Class A	2,375	125,424
Total		277,449
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services —%
EXOR NV	361	26,744
ORIX Corp.	3,700	64,894
Total		91,638
Insurance 0.1%
Aegon NV	2,614	19,157
Allianz SE, Registered Shares	1,110	262,541
American Equity Investment Life Holding Co.	4,900	147,980
Assicurazioni Generali SpA	9,709	195,918
AXA SA	6,843	195,701
Baloise Holding AG, Registered Shares	34	5,389
CNO Financial Group, Inc.	7,150	153,296
CNP Assurances	952	24,384
Health Insurance Innovations, Inc., Class A(b)	1,700	48,450
Legal & General Group PLC	19,488	72,179
Mapfre SA	38,754	134,437
Third Point Reinsurance Ltd.(b)	1,500	19,950
Universal Insurance Holdings, Inc.	3,467	112,504
Total		1,391,886
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	1,200	21,216
ARMOUR Residential REIT, Inc.	4,600	104,098
Invesco Mortgage Capital, Inc.	8,600	139,578
Total		264,892
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	4,050	133,488
Federal Agricultural Mortgage Corp.	1,710	146,222
Flagstar Bancorp, Inc.(b)	550	19,003
Meta Financial Group, Inc.	210	23,341
MGIC Investment Corp.(b)	16,000	160,320
Radian Group, Inc.	9,200	131,560
Walker & Dunlop, Inc.	2,675	152,769
Total		766,703
Total Financials		6,755,499

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.3%
Biotechnology 0.1%
Adaptimmune Therapeutics PLC, ADR(b)	3,600	45,756
Alder Biopharmaceuticals, Inc.(b)	7,215	102,453
Atara Biotherapeutics, Inc.(b)	2,700	108,945
bluebird bio, Inc.(b)	820	139,523
Blueprint Medicines Corp.(b)	825	63,294
Clovis Oncology, Inc.(b)	750	32,535
Dynavax Technologies Corp.(b)	3,095	52,460
Global Blood Therapeutics, Inc.(b)	650	28,698
Immunomedics, Inc.(b)	6,021	109,642
Insmed, Inc.(b)	2,710	65,934
Jounce Therapeutics, Inc.(b)	2,806	57,776
Keryx Biopharmaceuticals, Inc.(b)	8,065	35,728
Loxo Oncology, Inc.(b)	775	97,580
Nightstar Therapeutics PLC, ADR(b)	2,909	41,628
OncoMed Pharmaceuticals, Inc.(b)	8,200	24,354
Ovid Therapeutics, Inc.(b)	5,667	53,723
Puma Biotechnology, Inc.(b)	1,625	103,594
Sage Therapeutics, Inc.(b)	825	118,734
Sarepta Therapeutics(b)	775	59,179
Shire PLC	651	34,666
Spark Therapeutics, Inc.(b)	1,080	82,426
TESARO, Inc.(b)	1,420	72,292
uniQure NV(b)	1,742	50,866
Total		1,581,786
Health Care Equipment & Supplies —%
Analogic Corp.	1,610	133,791
Angiodynamics, Inc.(b)	5,500	106,590
Haemonetics Corp.(b)	2,400	187,296
Integer Holdings Corp.(b)	2,900	159,210
Lantheus Holdings, Inc.(b)	8,131	144,732
Total		731,619
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,000	44,128
Magellan Health, Inc.(b)	960	80,496
Molina Healthcare, Inc.(b)	2,180	181,485
Providence Service Corp. (The)(b)	2,030	154,036
Common Stocks (continued)
Issuer	Shares	Value ($)
RadNet, Inc.(b)	5,500	72,875
Tivity Health, Inc.(b)	3,900	140,205
Triple-S Management Corp., Class B(b)	5,185	146,995
Total		820,220
Life Sciences Tools & Services —%
Medpace Holdings, Inc.(b)	3,575	132,239
Pra Health Sciences, Inc.(b)	2,110	173,379
Total		305,618
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,415	72,448
Bayer AG, Registered Shares	807	96,452
Corcept Therapeutics, Inc.(b)	3,540	59,047
GlaxoSmithKline PLC	8,942	179,351
Impax Laboratories, Inc.(b)	3,100	58,280
Lannett Co., Inc.(b)	7,500	117,000
Nektar Therapeutics(b)	1,185	99,137
Novartis AG, Registered Shares	287	22,092
Novo Nordisk A/S, Class B	2,245	105,578
Odonate Therapeutics, Inc.(b)	2,400	50,592
Pacira Pharmaceuticals, Inc.(b)	1,750	57,925
Phibro Animal Health Corp., Class A	2,868	121,316
Roche Holding AG, Genusschein Shares	1,110	246,628
Sanofi	2,139	169,114
Supernus Pharmaceuticals, Inc.(b)	1,575	73,868
Total		1,528,828
Total Health Care		4,968,071
Industrials 0.3%
Aerospace & Defense —%
Curtiss-Wright Corp.	1,510	193,340
Air Freight & Logistics —%
Forward Air Corp.	1,150	62,089
Airlines —%
Deutsche Lufthansa AG, Registered Shares	5,976	173,694
International Consolidated Airlines Group SA	17,554	151,478
Total		325,172

28	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products —%
Caesarstone Ltd.	1,300	23,985
Continental Building Product(b)	5,365	150,756
NCI Building Systems, Inc.(b)	2,200	38,500
Total		213,241
Commercial Services & Supplies 0.1%
ACCO Brands Corp.	10,300	124,115
Essendant, Inc.	6,400	47,616
MSA Safety, Inc.	1,900	164,996
Quad/Graphics, Inc.	4,900	121,079
SP Plus Corp.(b)	3,300	115,995
Total		573,801
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,269	53,482
CIMIC Group Ltd.	2,082	70,848
Comfort Systems U.S.A., Inc.	1,200	50,640
EMCOR Group, Inc.	2,300	169,257
Kajima Corp.	19,000	183,048
KBR, Inc.	5,250	87,622
Obayashi Corp.	15,200	175,047
Primoris Services Corp.	5,300	135,627
Taisei Corp.	3,900	210,389
Total		1,135,960
Electrical Equipment —%
ABB Ltd.	2,087	48,659
Atkore International Group, Inc.(b)	5,400	95,958
Generac Holdings, Inc.(b)	3,375	151,909
Total		296,526
Industrial Conglomerates —%
CITIC Ltd.	121,000	184,525
Machinery 0.1%
Alamo Group, Inc.	1,300	142,311
Briggs & Stratton Corp.	1,900	34,257
Federal Signal Corp.	750	16,245
Global Brass & Copper Holdings, Inc.	3,875	116,250
Harsco Corp.(b)	6,000	122,700
Hillenbrand, Inc.	3,400	157,590
Hyster-Yale Materials Handling, Inc.	350	24,920
Common Stocks (continued)
Issuer	Shares	Value ($)
Kadant, Inc.	1,200	110,700
RBC Bearings, Inc.(b)	640	74,483
SPX FLOW, Inc.(b)	2,225	100,125
Wabash National Corp.	5,630	112,938
Watts Water Technologies, Inc., Class A	260	19,370
Total		1,031,889
Professional Services —%
Korn/Ferry International	1,100	58,806
RPX Corp.	12,160	131,693
Total		190,499
Road & Rail —%
ArcBest Corp.	4,345	139,475
Saia, Inc.(b)	1,060	70,013
Total		209,488
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,390	152,840
Beacon Roofing Supply, Inc.(b)	2,700	132,165
ITOCHU Corp.	6,500	129,990
Mitsubishi Corp.	300	8,273
Total		423,268
Total Industrials		4,839,798
Information Technology 0.4%
Communications Equipment —%
CalAmp Corp.(b)	5,600	110,600
Comtech Telecommunications Corp.	4,700	143,773
Netscout Systems, Inc.(b)	5,700	154,755
Total		409,128
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	1,300	76,570
AU Optronics Corp.	44,000	18,144
AVX Corp.	1,000	14,760
Benchmark Electronics, Inc.	4,550	119,665
Hitachi Ltd.	29,000	211,658
KEMET Corp.(b)	7,200	123,984
Kingboard Chemical Holdings Ltd.	21,000	85,434
Methode Electronics, Inc.	325	12,968
Rogers Corp.(b)	580	61,886
Sanmina Corp.(b)	890	26,255

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tech Data Corp.(b)	1,890	144,112
TTM Technologies, Inc.(b)	4,800	66,912
Vishay Intertechnology, Inc.	8,000	141,200
Total		1,103,548
Internet Software & Services 0.1%
Etsy, Inc.(b)	1,650	49,401
j2 Global, Inc.	2,005	159,157
Mixi, Inc.	4,200	138,041
New Relic, Inc.(b)	1,600	111,824
Stamps.com, Inc.(b)	845	192,449
Web.com Group, Inc.(b)	4,150	77,190
XO Group, Inc.(b)	1,300	28,184
Yelp, Inc.(b)	2,450	109,882
Total		866,128
IT Services —%
CACI International, Inc., Class A(b)	400	60,420
CSG Systems International, Inc.	1,700	72,743
MAXIMUS, Inc.	2,600	175,838
Syntel, Inc.(b)	2,400	69,312
Travelport Worldwide Ltd.	1,100	18,854
TTEC Holdings, Inc.	2,250	72,000
Total		469,167
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	13,970	115,672
Cirrus Logic, Inc.(b)	2,625	95,734
Diodes, Inc.(b)	4,690	133,899
Formfactor, Inc.(b)	9,100	104,423
Phison Electronics Corp.	13,000	117,687
Rudolph Technologies, Inc.(b)	1,100	27,885
SK Hynix, Inc.	1,072	84,306
Synaptics, Inc.(b)	3,350	145,792
Tokyo Electron Ltd.	700	134,437
Xcerra Corp.(b)	4,005	48,380
Total		1,008,215
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.1%
Aspen Technology, Inc.(b)	2,510	220,252
Imperva, Inc.(b)	3,300	147,675
MicroStrategy, Inc., Class A(b)	1,030	131,284
Paycom Software, Inc.(b)	1,210	138,194
Paylocity Holding Corp.(b)	1,900	103,797
Pegasystems, Inc.	1,825	111,416
Progress Software Corp.	3,475	128,332
VASCO Data Security International, Inc.(b)	3,000	46,500
Verint Systems, Inc.(b)	800	33,680
Total		1,061,130
Technology Hardware, Storage & Peripherals —%
Canon, Inc.	3,900	134,157
Samsung Electronics Co., Ltd.(d),(e)	129	318,803
Total		452,960
Total Information Technology		5,370,276
Materials 0.1%
Chemicals —%
Covestro AG	40	3,634
Ferro Corp.(b)	700	15,407
Kronos Worldwide, Inc.	4,200	96,768
Mitsubishi Chemical Holdings Corp.	8,000	75,677
Sinopec Shanghai Petrochemical Co., Ltd.	232,000	154,050
Trinseo SA	2,225	162,314
Total		507,850
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	44,216	150,019
Materion Corp.	2,925	148,444
Rio Tinto PLC	3,597	196,058
Schnitzer Steel Industries, Inc., Class A	1,800	53,010
Teck Resources Ltd., Class B	6,700	168,185
Warrior Met Coal, Inc.	5,650	131,362
Total		847,078

30	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products —%
Boise Cascade Co.	3,500	145,600
Louisiana-Pacific Corp.	6,100	172,813
UPM-Kymmene OYJ	5,639	201,209
Verso Corp., Class A(b)	2,300	41,538
Total		561,160
Total Materials		1,916,088
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Armada Hoffler Properties, Inc.	2,300	31,211
CareTrust REIT, Inc.	1,400	18,494
Chesapeake Lodging Trust	1,200	35,448
CorEnergy Infrastructure Trust, Inc.	3,641	140,324
Cousins Properties, Inc.	4,300	38,227
DiamondRock Hospitality Co.	9,800	108,290
EastGroup Properties, Inc.	1,060	95,167
Investors Real Estate Trust	7,800	41,574
Lexington Realty Trust	3,700	29,748
National Health Investors, Inc.	2,325	158,728
Pebblebrook Hotel Trust	4,300	150,457
Preferred Apartment Communities, Inc., Class A	2,200	32,362
PS Business Parks, Inc.	1,288	148,481
Ryman Hospitality Properties, Inc.	380	29,784
Tier REIT, Inc.	3,700	70,337
Washington Prime Group, Inc.	3,800	24,586
Xenia Hotels & Resorts, Inc.	7,400	152,366
Total		1,305,584
Real Estate Management & Development —%
Altisource Portfolio Solutions SA(b)	700	19,166
CK Asset Holdings Ltd.	13,500	116,545
Emaar Properties PJSC	80,645	127,121
HFF, Inc., Class A	2,925	102,784
Kerry Properties Ltd.	5,000	23,903
Shimao Property Holdings Ltd.	22,000	58,191
Total		447,710
Total Real Estate		1,753,294
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services —%
Diversified Telecommunication Services —%
ATN International, Inc.	200	10,600
BT Group PLC	10,687	36,681
Nippon Telegraph & Telephone Corp.	4,000	189,821
Telenor ASA	7,445	164,787
Telstra Corp., Ltd.	8,142	19,359
Total		421,248
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	5,600	131,376
Total Telecommunication Services		552,624
Utilities 0.1%
Electric Utilities 0.1%
Allete, Inc.	750	57,308
El Paso Electric Co.	2,425	123,796
Enel Chile SA	410,011	51,051
Enel SpA	2,671	16,944
IDACORP, Inc.	200	18,600
Inter RAO UES PJSC(b)	1,510,000	95,877
Manila Electric Co.	2,080	12,912
PNM Resources, Inc.	400	15,860
Portland General Electric Co.	3,510	149,105
Total		541,453
Gas Utilities —%
Chesapeake Utilities Corp.	1,550	117,800
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	1,975	114,353
Multi-Utilities —%
Engie SA	10,812	189,659
Water Utilities —%
SJW Corp.	2,425	146,591
Total Utilities		1,109,856
Total Common Stocks (Cost $31,906,461)		34,979,217

Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Equity Funds 42.7%
	Shares	Value ($)
International 12.1%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	6,903,335	49,358,848
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,092,506	42,398,260
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	3,699,901	37,110,010
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,863,934	19,384,907
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	3,674,953	41,453,472
Total		189,705,497
U.S. Large Cap 29.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,004,355	76,851,406
Columbia Disciplined Core Fund, Institutional 3 Class(a)	5,326,310	64,448,344
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	6,917,968	65,789,880
Columbia Disciplined Value Fund, Institutional 3 Class(a)	9,219,231	96,986,312
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	542,270	22,943,446
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,378,678	61,958,297
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,080,010	38,272,174
Columbia Select Large-Cap Value Fund, Institutional 3 Class(a)	1,247,725	33,426,549
Total		460,676,408
U.S. Small Cap 1.3%
Columbia Disciplined Small Core Fund, Institutional 3 Class(a)	2,413,086	20,631,883
Total Equity Funds (Cost $555,602,326)		671,013,788

Fixed-Income Funds 41.4%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,320,812	26,619,710
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,725,264	7,821,506
Columbia Income Opportunities Fund, Institutional 3 Class(a)	10,528,974	101,499,311
Total		109,320,817
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,645,813	15,585,852
Investment Grade 31.7%
Columbia Corporate Income Fund, Institutional 3 Class(a)	12,898,692	127,439,075
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	3,625,538	35,058,957
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	2,613,899	25,720,768
Columbia Quality Income Fund, Institutional 3 Class(a)	12,817,264	67,675,154
Columbia Total Return Bond Fund, Institutional 3 Class(a)	22,191,717	196,174,780
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,280,332	46,270,387
Total		498,339,121
Total Fixed-Income Funds (Cost $672,456,463)		649,865,500

Money Market Funds 6.8%

Columbia Short-Term Cash Fund, 1.889%(a),(f)	106,864,157	106,853,470
Total Money Market Funds (Cost $106,860,773)		106,853,470
Total Investments in Securities (Cost: $1,469,986,515)		1,564,523,900
Other Assets & Liabilities, Net		6,062,639
Net Assets		1,570,586,539

At April 30, 2018, securities and/or cash totaling $5,507,978 were pledged as collateral.
32	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
31,346,000 HUF	125,294 USD	Morgan Stanley	06/07/2018	4,359	—
440,000 ILS	125,700 USD	Morgan Stanley	06/07/2018	3,168	—
6,096,000 JPY	56,920 USD	Morgan Stanley	06/07/2018	1,017	—
242,671,000 KRW	228,719 USD	Morgan Stanley	06/07/2018	1,962	—
1,036,000 MXN	56,742 USD	Morgan Stanley	06/07/2018	1,674	—
530,000 NOK	68,565 USD	Morgan Stanley	06/07/2018	2,414	—
4,625,000 THB	148,271 USD	Morgan Stanley	06/07/2018	1,573	—
188,000 TRY	46,021 USD	Morgan Stanley	06/07/2018	283	—
183,197 USD	621,000 BRL	Morgan Stanley	06/07/2018	—	(6,568)
136,637 USD	172,000 CAD	Morgan Stanley	06/07/2018	—	(2,569)
57,055 USD	788,850,000 IDR	Morgan Stanley	06/07/2018	—	(623)
79,796 USD	5,281,000 INR	Morgan Stanley	06/07/2018	—	(723)
68,620 USD	267,000 MYR	Morgan Stanley	06/07/2018	—	(1,046)
22,834 USD	667,000 TWD	Morgan Stanley	06/07/2018	—	(248)
79,993 USD	961,000 ZAR	Morgan Stanley	06/07/2018	—	(3,285)
Total				16,450	(15,062)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	211	06/2018	GBP	15,740,600	—	(15,436)
MSCI EAFE Index	260	06/2018	USD	26,344,500	—	(148,616)
Russell 2000 E-mini	3	06/2018	USD	231,570	—	(8,625)
S&P 500 E-mini	483	06/2018	USD	63,925,050	—	(3,342,235)
TOPIX Index	30	06/2018	JPY	533,850,000	251,740	—
U.S. Long Bond	196	06/2018	USD	28,418,555	154,254	—
U.S. Treasury 5-Year Note	188	06/2018	USD	21,390,232	—	(111,674)
Total					405,994	(3,626,586)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(146)	06/2018	USD	(8,411,060)	65,479	—
Russell 2000 E-mini	(25)	06/2018	USD	(1,929,750)	71,751	—
Total					137,230	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	USD	9,271,000	(19,999)	—	—	—	(19,999)
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	877,566	10,079	(95,415)	792,230	—	68,624	360,062	—	8,484,781
Columbia Alternative Beta Fund, Institutional 3 Class
	468,858	—	(1)	468,857	—	—	(98,460)	—	4,313,487
Columbia Commodity Strategy Fund, Institutional 3 Class
	5,606,313	6,802	(272,194)	5,340,921	—	5,677	(132,437)	—	31,244,385
Columbia Contrarian Core Fund, Institutional 3 Class
	3,040,747	4,078	(40,470)	3,004,355	—	444,740	(6,886,691)	—	76,851,406
Columbia Contrarian Europe Fund, Institutional 3 Class
	7,084,152	10,225	(191,042)	6,903,335	—	314,464	(3,701,229)	—	49,358,848
Columbia Corporate Income Fund, Institutional 3 Class
	12,777,530	175,124	(53,962)	12,898,692	—	9,710	(4,242,713)	979,705	127,439,075
Columbia Disciplined Core Fund, Institutional 3 Class
	5,534,235	5,659	(213,584)	5,326,310	—	1,358,954	(4,599,801)	—	64,448,344
Columbia Disciplined Growth Fund, Institutional 3 Class
	7,154,635	7,968	(244,635)	6,917,968	—	425,838	(4,390,378)	—	65,789,880
Columbia Disciplined Small Core Fund, Institutional 3 Class
	2,464,721	6,981	(58,616)	2,413,086	—	(480,600)	(541,881)	—	20,631,883
Columbia Disciplined Value Fund, Institutional 3 Class
	9,372,113	9,822	(162,704)	9,219,231	—	320,428	(7,035,968)	—	96,986,312
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	2,193,131	14,342	(15,248)	2,192,225	—	(6,360)	(410,463)	—	20,913,831
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,279,821	50,790	(9,799)	2,320,812	—	7,741	(1,086,316)	349,425	26,619,710
Columbia Emerging Markets Fund, Institutional 3 Class
	3,251,073	4,510	(163,077)	3,092,506	—	691,519	(4,288,640)	—	42,398,260
Columbia High Yield Bond Fund, Institutional 3 Class
	2,694,594	45,360	(14,690)	2,725,264	—	(1,140)	(214,945)	89,578	7,821,506
Columbia Income Opportunities Fund, Institutional 3 Class
	10,390,515	182,240	(43,781)	10,528,974	—	4,554	(2,924,418)	1,229,401	101,499,311
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,670,355	7,773	(32,315)	1,645,813	—	(25,659)	(8,950)	—	15,585,852
Columbia Large Cap Growth Fund, Institutional 3 Class
	572,781	668	(31,179)	542,270	—	719,447	(1,924,272)	—	22,943,446
Columbia Limited Duration Credit Fund, Institutional 3 Class
	3,606,288	37,398	(18,148)	3,625,538	—	(4,211)	(357,881)	173,487	35,058,957
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	2,726,182	33,640	(145,923)	2,613,899	—	(37,765)	221,340	227,093	25,720,768
Columbia Multi-Asset Income Fund, Institutional 3 Class
	3,820,772	46,536	(1)	3,867,307	—	—	(1,568,214)	445,181	36,855,441
34	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Overseas Core Fund, Institutional 3 Class
	—	3,699,901	—	3,699,901	—	—	(369,990)	—	37,110,010
Columbia Overseas Value Fund, Institutional 3 Class
	5,431,422	111,928	(3,679,416)	1,863,934	—	5,455,277	(8,068,542)	—	19,384,907
Columbia Pacific/Asia Fund, Institutional 3 Class
	3,752,261	3,307	(80,615)	3,674,953	—	333,341	(3,231,763)	—	41,453,472
Columbia Quality Income Fund, Institutional 3 Class
	12,765,970	173,097	(121,803)	12,817,264	—	(28,158)	(738,937)	527,376	67,675,154
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,459,948	5,370	(86,640)	4,378,678	—	138,688	(4,301,404)	—	61,958,297
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,282,544	3,448	(205,982)	2,080,010	—	1,279,129	(2,005,222)	—	38,272,174
Columbia Select Large-Cap Value Fund, Institutional 3 Class
	1,251,639	2,042	(5,956)	1,247,725	—	79,382	(2,506,832)	—	33,426,549
Columbia Short-Term Cash Fund, 1.889%
	111,082,902	34,197,244	(38,415,989)	106,864,157	—	(1,842)	(8,676)	433,597	106,853,470
Columbia Total Return Bond Fund, Institutional 3 Class
	22,091,229	276,964	(176,476)	22,191,717	—	(38,182)	(2,615,417)	1,217,670	196,174,780
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,245,118	53,195	(17,981)	4,280,332	—	(5,267)	(548,316)	206,466	46,270,387
Total					—	11,028,329	(68,227,354)	5,878,979	1,529,544,683

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $143,274, which represents 0.01% of net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2018, the value of these securities amounted to $318,803, which represents 0.02% of net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Currency Legend  (continued)
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
36	Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	101,811,925	—	—	—	101,811,925
Common Stocks
Consumer Discretionary	3,240,730	1,088,306	—	—	4,329,036
Consumer Staples	752,526	882,967	—	—	1,635,493
Energy	1,002,098	747,084	—	—	1,749,182
Financials	4,519,400	2,236,099	—	—	6,755,499
Health Care	4,070,062	898,009	—	—	4,968,071
Industrials	3,450,365	1,389,433	—	—	4,839,798
Information Technology	4,127,609	923,864	318,803	—	5,370,276
Materials	1,135,441	780,647	—	—	1,916,088
Real Estate	1,427,534	325,760	—	—	1,753,294
Telecommunication Services	141,976	410,648	—	—	552,624
Utilities	794,464	315,392	—	—	1,109,856
Total Common Stocks	24,662,205	9,998,209	318,803	—	34,979,217
Equity Funds	671,013,788	—	—	—	671,013,788
Fixed-Income Funds	649,865,500	—	—	—	649,865,500
Money Market Funds	—	—	—	106,853,470	106,853,470
Total Investments in Securities	1,447,353,418	9,998,209	318,803	106,853,470	1,564,523,900
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	16,450	—	—	16,450
Futures Contracts	543,224	—	—	—	543,224
Liability
Forward Foreign Currency Exchange Contracts	—	(15,062)	—	—	(15,062)
Futures Contracts	(3,626,586)	—	—	—	(3,626,586)
Swap Contracts	—	(19,999)	—	—	(19,999)
Total	1,444,270,056	9,979,598	318,803	106,853,470	1,561,421,927
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	287,492	287,492	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Capital Allocation Moderate Portfolio | Quarterly Report 2018	37

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.6%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class(a),(b)	1,061,975	11,373,756
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	4,313,487
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	9,094,213	53,201,143
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	2,526,868	24,106,320
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	5,243,061	49,966,367
Total Alternative Strategies Funds (Cost $144,309,014)		142,961,073

Common Stocks 1.6%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Auto Components —%
Dana, Inc.	2,300	54,579
Dorman Products, Inc.(b)	1,125	72,292
Magna International, Inc.	2,578	152,257
Tenneco, Inc.	3,100	138,539
Total		417,667
Automobiles —%
Fiat Chrysler Automobiles NV	5,436	120,781
Peugeot SA	649	15,981
Subaru Corp.	2,400	80,559
Suzuki Motor Corp.	2,600	139,744
Winnebago Industries, Inc.	3,425	129,808
Total		486,873
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	4,050	192,780
Sotheby’s (b)	2,500	132,000
Weight Watchers International, Inc.(b)	1,800	126,090
Total		450,870
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	3,400	80,444
Brinker International, Inc.	800	34,872
Cracker Barrel Old Country Store, Inc.	885	145,662
Penn National Gaming, Inc.(b)	3,750	113,662
Ruth’s Hospitality Group, Inc.	6,455	173,317
Total		547,957
Household Durables —%
Berkeley Group Holdings PLC	157	8,790
Electrolux AB, Class B	2,095	55,133
La-Z-Boy, Inc.	5,125	147,600
Persimmon PLC	2,239	83,639
Taylor Wimpey PLC	46,554	122,602
Zagg, Inc.(b)	8,100	90,720
Total		508,484
Internet & Direct Marketing Retail —%
PetMed Express, Inc.	3,950	132,167
Leisure Products —%
Sturm Ruger & Co., Inc.	2,675	147,794
Media —%
Entravision Communications Corp., Class A	29,100	135,315
Gannett Co., Inc.	14,700	142,149
World Wrestling Entertainment, Inc., Class A	1,475	58,690
Total		336,154
Multiline Retail —%
Next PLC	1,850	133,637
Specialty Retail 0.1%
Buckle, Inc. (The)	1,500	34,575
Finish Line, Inc., Class A (The)	2,200	29,854
Hibbett Sports, Inc.(b)	5,100	138,720
Restoration Hardware Holdings, Inc.(b)	1,950	186,128
Sleep Number Corp.(b)	2,150	60,931
Tailored Brands, Inc.	5,200	164,060
Tilly’s, Inc.	2,900	32,509
Total		646,777
38	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Columbia Sportswear Co.	1,180	97,952
Deckers Outdoor Corp.(b)	2,070	193,048
Movado Group, Inc.	4,200	165,690
Total		456,690
Total Consumer Discretionary		4,265,070
Consumer Staples 0.1%
Food & Staples Retailing 0.1%
BIM Birlesik Magazalar AS	533	9,056
Ingles Markets, Inc., Class A	1,300	44,525
Jeronimo Martins SGPS SA	2,643	46,350
Koninklijke Ahold Delhaize NV	1,270	30,638
Loblaw Companies Ltd.	300	15,258
SUPERVALU, Inc.(b)	2,954	51,725
United Natural Foods, Inc.(b)	3,600	162,072
Wal-Mart de Mexico SAB de CV, Class V	35,863	99,715
Wesfarmers Ltd.	3,895	128,144
Total		587,483
Food Products —%
China Milk Products Group Ltd.(b),(c),(d),(e)	322,000	0
John B. Sanfilippo & Son, Inc.	2,000	113,780
Sanderson Farms, Inc.	1,465	162,849
Uni-President Enterprises Corp.	9,000	21,660
WH Group Ltd.	124,500	128,892
Total		427,181
Personal Products —%
Usana Health Sciences, Inc.(b)	1,145	120,855
Tobacco —%
Eastern Tobacco	1,458	16,952
Imperial Brands PLC	3,529	126,266
Swedish Match AB	2,384	106,947
Total		250,165
Total Consumer Staples		1,385,684
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	12,200	131,760
Diamond Offshore Drilling, Inc.(b)	1,200	22,068
Exterran Corp.(b)	3,700	108,373
McDermott International, Inc.(b)	16,000	105,600
Rowan Companies PLC, Class A(b)	11,500	166,060
Total		533,861
Oil, Gas & Consumable Fuels 0.1%
Arch Coal, Inc.	200	16,166
China Petroleum & Chemical Corp., Class H	50,000	48,693
China Shenhua Energy Co., Ltd., Class H	49,000	120,190
CVR Energy, Inc.	4,550	156,975
Lukoil PJSC	72	4,757
MOL Hungarian Oil & Gas PLC	7,800	90,135
OMV AG	1,559	96,557
Par Pacific Holdings, Inc.(b)	3,900	65,793
Peabody Energy Corp.	1,200	44,220
Polski Koncern Naftowy Orlen SA	175	4,457
PTT PCL	87,000	155,170
REX American Resources Corp.(b)	1,432	107,085
Teekay Corp.	2,300	20,286
Ultra Petroleum Corp.(b)	18,800	45,496
W&T Offshore, Inc.(b)	20,100	122,610
Total		1,098,590
Total Energy		1,632,451
Financials 0.3%
Banks 0.2%
Agricultural Bank of China Ltd., Class H	229,000	129,113
BancFirst Corp.	1,175	67,151
Bancorp, Inc. (The)(b)	10,400	107,640
Bank Leumi Le-Israel BM	16,857	99,450
Bank of Nova Scotia (The)	1,849	113,652
Cathay General Bancorp	4,300	172,043
China Construction Bank Corp., Class H	19,000	19,906
Credicorp Ltd.	274	63,702
CTBC Financial Holding Co., Ltd.	63,000	44,929
Customers Bancorp, Inc.(b)	3,990	114,992

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	39

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Eagle Bancorp, Inc.(b)	2,425	142,347
Enterprise Financial Services Corp.	1,300	66,105
First BanCorp(b)	6,200	44,764
First Citizens BancShares Inc., Class A	450	194,530
First Financial Bancorp	2,900	89,755
First Merchants Corp.	3,300	142,164
Green Bancorp, Inc.(b)	2,350	52,993
Grupo Financiero Banorte SAB de CV, Class O	4,911	30,713
Hana Financial Group, Inc.	2,573	114,327
Hancock Holding Co.	3,800	185,630
Heritage Financial Corp.	4,550	135,135
Hope Bancorp, Inc.	4,450	76,940
International Bancshares Corp.	3,190	126,962
OFG Bancorp	6,200	83,700
Preferred Bank/Los Angeles	2,350	149,789
S&T Bancorp, Inc.	3,800	162,184
Societe Generale SA	2,537	138,847
Standard Bank Group Ltd.	2,726	46,753
Triumph Bancorp, Inc.(b)	375	14,569
Turkiye Garanti Bankasi AS	4,601	10,419
Turkiye Is Bankasi AS	48,236	73,090
UMB Financial Corp.	1,000	76,580
Wintrust Financial Corp.	980	87,661
Woori Finance Holdings Co., Ltd.	5,684	84,859
Total		3,263,394
Capital Markets —%
China Huarong Asset Management Co., Ltd., Class H(f)	290,000	99,878
Cohen & Steers, Inc.	3,650	146,365
Houlihan Lokey, Inc.	2,150	95,675
Waddell & Reed Financial, Inc., Class A	7,600	153,824
Total		495,742
Consumer Finance —%
Green Dot Corp., Class A(b)	2,800	170,268
Nelnet, Inc., Class A	2,650	139,947
Total		310,215
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services —%
EXOR NV	252	18,669
ORIX Corp.	2,600	45,601
Total		64,270
Insurance 0.1%
Aegon NV	1,823	13,360
Allianz SE, Registered Shares	774	183,070
American Equity Investment Life Holding Co.	5,400	163,080
Assicurazioni Generali SpA	6,772	136,652
AXA SA	4,774	136,530
Baloise Holding AG, Registered Shares	24	3,804
CNO Financial Group, Inc.	7,950	170,448
CNP Assurances	663	16,982
Health Insurance Innovations, Inc., Class A(b)	1,900	54,150
Legal & General Group PLC	13,585	50,315
Mapfre SA	26,989	93,624
Third Point Reinsurance Ltd.(b)	1,700	22,610
Universal Insurance Holdings, Inc.	3,848	124,868
Total		1,169,493
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	1,300	22,984
ARMOUR Residential REIT, Inc.	5,100	115,413
Invesco Mortgage Capital, Inc.	9,600	155,808
Total		294,205
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	4,500	148,320
Federal Agricultural Mortgage Corp.	1,900	162,469
Flagstar Bancorp, Inc.(b)	625	21,594
Meta Financial Group, Inc.	230	25,564
MGIC Investment Corp.(b)	17,790	178,256
Radian Group, Inc.	10,150	145,145
Walker & Dunlop, Inc.	2,965	169,331
Total		850,679
Total Financials		6,447,998

40	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.2%
Biotechnology 0.1%
Adaptimmune Therapeutics PLC, ADR(b)	4,000	50,840
Alder Biopharmaceuticals, Inc.(b)	8,007	113,699
Atara Biotherapeutics, Inc.(b)	3,000	121,050
bluebird bio, Inc.(b)	910	154,837
Blueprint Medicines Corp.(b)	950	72,884
Clovis Oncology, Inc.(b)	850	36,873
Dynavax Technologies Corp.(b)	3,495	59,240
Global Blood Therapeutics, Inc.(b)	750	33,113
Immunomedics, Inc.(b)	6,647	121,042
Insmed, Inc.(b)	3,029	73,696
Jounce Therapeutics, Inc.(b)	3,195	65,785
Keryx Biopharmaceuticals, Inc.(b)	8,975	39,759
Loxo Oncology, Inc.(b)	875	110,171
Nightstar Therapeutics PLC, ADR(b)	3,263	46,694
OncoMed Pharmaceuticals, Inc.(b)	9,100	27,027
Ovid Therapeutics, Inc.(b)	6,327	59,980
Puma Biotechnology, Inc.(b)	1,815	115,706
Sage Therapeutics, Inc.(b)	920	132,406
Sarepta Therapeutics(b)	875	66,815
Shire PLC	454	24,176
Spark Therapeutics, Inc.(b)	1,206	92,042
TESARO, Inc.(b)	1,585	80,692
uniQure NV(b)	1,911	55,801
Total		1,754,328
Health Care Equipment & Supplies —%
Analogic Corp.	1,790	148,749
Angiodynamics, Inc.(b)	6,100	118,218
Haemonetics Corp.(b)	2,600	202,904
Integer Holdings Corp.(b)	3,200	175,680
Lantheus Holdings, Inc.(b)	9,112	162,193
Total		807,744
Health Care Providers & Services —%
Alfresa Holdings Corp.	1,400	30,890
Magellan Health, Inc.(b)	1,070	89,720
Molina Healthcare, Inc.(b)	2,381	198,218
Providence Service Corp. (The)(b)	2,250	170,730
Common Stocks (continued)
Issuer	Shares	Value ($)
RadNet, Inc.(b)	6,100	80,825
Tivity Health, Inc.(b)	4,300	154,585
Triple-S Management Corp., Class B(b)	5,770	163,579
Total		888,547
Life Sciences Tools & Services —%
Medpace Holdings, Inc.(b)	3,950	146,110
Pra Health Sciences, Inc.(b)	2,341	192,360
Total		338,470
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,565	80,128
Bayer AG, Registered Shares	563	67,290
Corcept Therapeutics, Inc.(b)	3,908	65,185
GlaxoSmithKline PLC	6,237	125,096
Impax Laboratories, Inc.(b)	3,450	64,860
Lannett Co., Inc.(b)	8,350	130,260
Nektar Therapeutics(b)	1,321	110,515
Novartis AG, Registered Shares	200	15,395
Novo Nordisk A/S, Class B	1,565	73,599
Odonate Therapeutics, Inc.(b)	2,700	56,916
Pacira Pharmaceuticals, Inc.(b)	1,950	64,545
Phibro Animal Health Corp., Class A	3,186	134,768
Roche Holding AG, Genusschein Shares	774	171,973
Sanofi	1,492	117,961
Supernus Pharmaceuticals, Inc.(b)	1,720	80,668
Total		1,359,159
Total Health Care		5,148,248
Industrials 0.2%
Aerospace & Defense —%
Curtiss-Wright Corp.	1,680	215,107
Air Freight & Logistics —%
Forward Air Corp.	1,275	68,837
Airlines —%
Deutsche Lufthansa AG, Registered Shares	4,167	121,115
International Consolidated Airlines Group SA	12,221	105,458
Total		226,573

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	41

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products —%
Caesarstone Ltd.	1,450	26,753
Continental Building Product(b)	5,965	167,616
NCI Building Systems, Inc.(b)	2,400	42,000
Total		236,369
Commercial Services & Supplies —%
ACCO Brands Corp.	11,400	137,370
Essendant, Inc.	7,100	52,824
MSA Safety, Inc.	2,100	182,364
Quad/Graphics, Inc.	5,450	134,670
SP Plus Corp.(b)	3,600	126,540
Total		633,768
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	885	37,298
CIMIC Group Ltd.	1,452	49,410
Comfort Systems U.S.A., Inc.	1,300	54,860
EMCOR Group, Inc.	2,600	191,334
Kajima Corp.	13,000	125,243
KBR, Inc.	5,800	96,802
Obayashi Corp.	10,600	122,072
Primoris Services Corp.	5,900	150,981
Taisei Corp.	2,700	145,654
Total		973,654
Electrical Equipment —%
ABB Ltd.	1,453	33,878
Atkore International Group, Inc.(b)	6,000	106,620
Generac Holdings, Inc.(b)	3,750	168,787
Total		309,285
Industrial Conglomerates —%
CITIC Ltd.	84,000	128,100
Machinery 0.1%
Alamo Group, Inc.	1,400	153,258
Briggs & Stratton Corp.	2,100	37,863
Federal Signal Corp.	800	17,328
Global Brass & Copper Holdings, Inc.	4,300	129,000
Harsco Corp.(b)	6,700	137,015
Hillenbrand, Inc.	3,800	176,130
Hyster-Yale Materials Handling, Inc.	375	26,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Kadant, Inc.	1,340	123,615
RBC Bearings, Inc.(b)	710	82,630
SPX FLOW, Inc.(b)	2,450	110,250
Wabash National Corp.	6,230	124,974
Watts Water Technologies, Inc., Class A	300	22,350
Total		1,141,113
Professional Services —%
Korn/Ferry International	1,200	64,152
RPX Corp.	13,570	146,963
Total		211,115
Road & Rail —%
ArcBest Corp.	4,790	153,759
Saia, Inc.(b)	1,175	77,609
Total		231,368
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,655	169,787
Beacon Roofing Supply, Inc.(b)	3,000	146,850
ITOCHU Corp.	4,500	89,993
Mitsubishi Corp.	200	5,515
Total		412,145
Total Industrials		4,787,434
Information Technology 0.3%
Communications Equipment —%
CalAmp Corp.(b)	6,250	123,437
Comtech Telecommunications Corp.	5,200	159,068
Netscout Systems, Inc.(b)	6,300	171,045
Total		453,550
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	1,500	88,350
AU Optronics Corp.	31,000	12,783
AVX Corp.	1,100	16,236
Benchmark Electronics, Inc.	5,100	134,130
Hitachi Ltd.	20,000	145,971
KEMET Corp.(b)	8,000	137,760
Kingboard Chemical Holdings Ltd.	14,500	58,990
Methode Electronics, Inc.	350	13,965
Rogers Corp.(b)	640	68,288
Sanmina Corp.(b)	960	28,320

42	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tech Data Corp.(b)	2,090	159,363
TTM Technologies, Inc.(b)	5,400	75,276
Vishay Intertechnology, Inc.	8,800	155,320
Total		1,094,752
Internet Software & Services —%
Etsy, Inc.(b)	1,850	55,389
j2 Global, Inc.	2,200	174,636
Mixi, Inc.	2,900	95,314
New Relic, Inc.(b)	1,800	125,802
Stamps.com, Inc.(b)	940	214,085
Web.com Group, Inc.(b)	4,600	85,560
XO Group, Inc.(b)	1,450	31,436
Yelp, Inc.(b)	2,725	122,216
Total		904,438
IT Services —%
CACI International, Inc., Class A(b)	400	60,420
CSG Systems International, Inc.	1,900	81,301
MAXIMUS, Inc.	2,800	189,364
Syntel, Inc.(b)	2,650	76,532
Travelport Worldwide Ltd.	1,300	22,282
TTEC Holdings, Inc.	2,500	80,000
Total		509,899
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	15,545	128,713
Cirrus Logic, Inc.(b)	2,925	106,675
Diodes, Inc.(b)	5,185	148,032
Formfactor, Inc.(b)	10,200	117,045
Phison Electronics Corp.	9,000	81,475
Rudolph Technologies, Inc.(b)	1,250	31,687
SK Hynix, Inc.	748	58,826
Synaptics, Inc.(b)	3,725	162,112
Tokyo Electron Ltd.	500	96,026
Xcerra Corp.(b)	4,371	52,802
Total		983,393
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.1%
Aspen Technology, Inc.(b)	2,790	244,822
Imperva, Inc.(b)	3,700	165,575
MicroStrategy, Inc., Class A(b)	1,140	145,304
Paycom Software, Inc.(b)	1,350	154,184
Paylocity Holding Corp.(b)	2,100	114,723
Pegasystems, Inc.	2,025	123,626
Progress Software Corp.	3,850	142,181
VASCO Data Security International, Inc.(b)	3,350	51,925
Verint Systems, Inc.(b)	800	33,680
Total		1,176,020
Technology Hardware, Storage & Peripherals —%
Canon, Inc.	2,700	92,878
Samsung Electronics Co., Ltd.(c),(e)	90	222,421
Total		315,299
Total Information Technology		5,437,351
Materials 0.1%
Chemicals —%
Covestro AG	28	2,544
Ferro Corp.(b)	700	15,407
Kronos Worldwide, Inc.	4,700	108,288
Mitsubishi Chemical Holdings Corp.	5,600	52,974
Sinopec Shanghai Petrochemical Co., Ltd.	162,000	107,570
Trinseo SA	2,570	187,481
Total		474,264
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	30,831	104,606
Materion Corp.	3,205	162,654
Rio Tinto PLC	2,508	136,701
Schnitzer Steel Industries, Inc., Class A	2,000	58,900
Teck Resources Ltd., Class B	4,700	117,980
Warrior Met Coal, Inc.	6,300	146,475
Total		727,316

Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products —%
Boise Cascade Co.	3,900	162,240
Louisiana-Pacific Corp.	6,800	192,644
UPM-Kymmene OYJ	3,934	140,371
Verso Corp., Class A(b)	2,500	45,150
Total		540,405
Total Materials		1,741,985
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Armada Hoffler Properties, Inc.	2,600	35,282
CareTrust REIT, Inc.	1,600	21,136
Chesapeake Lodging Trust	1,350	39,879
CorEnergy Infrastructure Trust, Inc.	4,043	155,817
Cousins Properties, Inc.	4,700	41,783
DiamondRock Hospitality Co.	10,900	120,445
EastGroup Properties, Inc.	1,180	105,940
Investors Real Estate Trust	8,700	46,371
Lexington Realty Trust	4,100	32,964
National Health Investors, Inc.	2,575	175,795
Pebblebrook Hotel Trust	4,800	167,952
Preferred Apartment Communities, Inc., Class A	2,400	35,304
PS Business Parks, Inc.	1,426	164,389
Ryman Hospitality Properties, Inc.	420	32,920
Tier REIT, Inc.	4,150	78,892
Washington Prime Group, Inc.	4,300	27,821
Xenia Hotels & Resorts, Inc.	8,250	169,868
Total		1,452,558
Real Estate Management & Development —%
Altisource Portfolio Solutions SA(b)	800	21,904
CK Asset Holdings Ltd.	9,500	82,013
Emaar Properties PJSC	56,259	88,681
HFF, Inc., Class A	3,250	114,205
Kerry Properties Ltd.	3,500	16,732
Shimao Property Holdings Ltd.	15,500	40,999
Total		364,534
Total Real Estate		1,817,092
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services —%
Diversified Telecommunication Services —%
ATN International, Inc.	200	10,600
BT Group PLC	7,440	25,537
Nippon Telegraph & Telephone Corp.	2,800	132,874
Telenor ASA	5,191	114,897
Telstra Corp., Ltd.	5,677	13,498
Total		297,406
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	6,200	145,452
Total Telecommunication Services		442,858
Utilities —%
Electric Utilities —%
Allete, Inc.	825	63,038
El Paso Electric Co.	2,675	136,559
Enel Chile SA	286,029	35,614
Enel SpA	1,863	11,818
IDACORP, Inc.	300	27,900
Inter RAO UES PJSC(b)	1,053,000	66,860
Manila Electric Co.	1,450	9,001
PNM Resources, Inc.	400	15,860
Portland General Electric Co.	3,820	162,274
Total		528,924
Gas Utilities —%
Chesapeake Utilities Corp.	1,675	127,300
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	2,150	124,485
Multi-Utilities —%
Engie SA	7,541	132,281
Water Utilities —%
SJW Corp.	2,685	162,308
Total Utilities		1,075,298
Total Common Stocks (Cost $31,664,813)		34,181,469

44	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Equity Funds 54.9%
	Shares	Value ($)
International 16.1%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	9,376,232	67,040,062
Columbia Emerging Markets Fund, Institutional 3 Class(a)	7,858,646	107,742,035
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	6,854,590	68,751,541
Columbia Overseas Value Fund, Institutional 3 Class(a)	3,198,918	33,268,747
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	6,542,772	73,802,466
Total		350,604,851
U.S. Large Cap 37.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,053,726	129,274,306
Columbia Disciplined Core Fund, Institutional 3 Class(a)	10,687,153	129,314,550
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	9,335,650	88,782,031
Columbia Disciplined Value Fund, Institutional 3 Class(a)	16,337,099	171,866,288
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	1,499,098	63,426,833
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	6,811,306	96,379,977
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	4,034,079	74,227,047
Columbia Select Large-Cap Value Fund, Institutional 3 Class(a)	2,386,083	63,923,175
Total		817,194,207
U.S. Small Cap 1.2%
Columbia Disciplined Small Core Fund, Institutional 3 Class(a)	1,216,819	10,403,798
Columbia Select Smaller-Cap Value Fund, Institutional 3 Class(a),(b)	289,837	6,170,627
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	520,987	10,445,793
Total		27,020,218
Total Equity Funds (Cost $976,068,196)		1,194,819,276

Fixed-Income Funds 23.4%
	Shares	Value ($)
Emerging Markets 1.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,271,350	26,052,385
High Yield 7.2%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	20,919,772	60,039,746
Columbia Income Opportunities Fund, Institutional 3 Class(a)	10,124,190	97,597,191
Total		157,636,937
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,105,084	10,465,150
Investment Grade 14.5%
Columbia Corporate Income Fund, Institutional 3 Class(a)	16,381,469	161,848,907
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,856,363	18,266,614
Columbia Quality Income Fund, Institutional 3 Class(a)	22,665,805	119,675,451
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	1,454,046	15,718,238
Total		315,509,210
Total Fixed-Income Funds (Cost $523,210,493)		509,663,682

Money Market Funds 13.1%

Columbia Short-Term Cash Fund, 1.889%(a),(g)	283,801,609	283,773,229
Total Money Market Funds (Cost $283,793,615)		283,773,229
Total Investments in Securities (Cost: $1,959,046,131)		2,165,398,729
Other Assets & Liabilities, Net		9,716,564
Net Assets		2,175,115,293

At April 30, 2018, securities and/or cash totaling $11,457,607 were pledged as collateral.
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,868,000 HUF	87,409 USD	Morgan Stanley	06/07/2018	3,041	—
307,000 ILS	87,704 USD	Morgan Stanley	06/07/2018	2,210	—
4,253,000 JPY	39,712 USD	Morgan Stanley	06/07/2018	710	—
169,295,000 KRW	159,561 USD	Morgan Stanley	06/07/2018	1,369	—
723,000 MXN	39,599 USD	Morgan Stanley	06/07/2018	1,168	—
370,000 NOK	47,866 USD	Morgan Stanley	06/07/2018	1,685	—
3,226,000 THB	103,421 USD	Morgan Stanley	06/07/2018	1,097	—
131,000 TRY	32,068 USD	Morgan Stanley	06/07/2018	198	—
127,736 USD	433,000 BRL	Morgan Stanley	06/07/2018	—	(4,580)
95,328 USD	120,000 CAD	Morgan Stanley	06/07/2018	—	(1,792)
39,804 USD	550,329,000 IDR	Morgan Stanley	06/07/2018	—	(435)
55,665 USD	3,684,000 INR	Morgan Stanley	06/07/2018	—	(504)
47,803 USD	186,000 MYR	Morgan Stanley	06/07/2018	—	(729)
15,953 USD	466,000 TWD	Morgan Stanley	06/07/2018	—	(173)
55,853 USD	671,000 ZAR	Morgan Stanley	06/07/2018	—	(2,294)
Total				11,478	(10,507)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	365	06/2018	GBP	27,229,000	—	(26,702)
MSCI EAFE Index	221	06/2018	USD	22,392,825	—	(100,569)
Russell 2000 E-mini	349	06/2018	USD	26,939,310	—	(1,005,098)
S&P 500 E-mini	1,150	06/2018	USD	152,202,500	—	(8,159,227)
TOPIX Index	22	06/2018	JPY	391,490,000	184,610	—
U.S. Long Bond	282	06/2018	USD	40,887,922	221,938	—
U.S. Treasury 10-Year Note	12	06/2018	USD	1,443,345	—	(6,586)
U.S. Treasury 5-Year Note	473	06/2018	USD	53,816,914	—	(280,966)
Total					406,548	(9,579,148)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(210)	06/2018	USD	(12,098,100)	94,182	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	USD	12,529,000	(27,027)	—	—	—	(27,027)
46	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	1,079,795	4,826	(22,646)	1,061,975	—	10,524	506,972	—	11,373,756
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(98,460)	—	4,313,487
Columbia Commodity Strategy Fund, Institutional 3 Class
	9,257,066	9,777	(172,630)	9,094,213	—	(425)	(197,138)	—	53,201,143
Columbia Contrarian Core Fund, Institutional 3 Class
	5,115,562	1,373	(63,209)	5,053,726	—	643,179	(11,526,461)	—	129,274,306
Columbia Contrarian Europe Fund, Institutional 3 Class
	9,628,851	2,732	(255,351)	9,376,232	—	412,436	(5,024,719)	—	67,040,062
Columbia Corporate Income Fund, Institutional 3 Class
	16,435,982	145,372	(199,885)	16,381,469	—	38,384	(5,456,946)	1,252,039	161,848,907
Columbia Disciplined Core Fund, Institutional 3 Class
	11,023,846	555	(337,248)	10,687,153	—	2,065,462	(8,515,731)	—	129,314,550
Columbia Disciplined Growth Fund, Institutional 3 Class
	9,636,834	688	(301,872)	9,335,650	—	413,776	(5,746,332)	—	88,782,031
Columbia Disciplined Small Core Fund, Institutional 3 Class
	1,244,035	1,125	(28,341)	1,216,819	—	(236,663)	(284,093)	—	10,403,798
Columbia Disciplined Value Fund, Institutional 3 Class
	16,530,865	3,850	(197,616)	16,337,099	—	352,241	(12,253,973)	—	171,866,288
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	2,571,926	5,003	(50,061)	2,526,868	—	(21,367)	(466,484)	—	24,106,320
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,266,469	32,125	(27,244)	2,271,350	—	6,164	(1,070,208)	344,139	26,052,385
Columbia Emerging Markets Fund, Institutional 3 Class
	8,152,466	2,437	(296,257)	7,858,646	—	1,340,447	(10,433,973)	—	107,742,035
Columbia High Yield Bond Fund, Institutional 3 Class
	20,909,613	261,504	(251,345)	20,919,772	—	(27,690)	(1,645,065)	691,787	60,039,746
Columbia Income Opportunities Fund, Institutional 3 Class
	10,112,626	133,416	(121,852)	10,124,190	—	14,944	(2,845,882)	1,189,427	97,597,191
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,117,062	1,455	(13,433)	1,105,084	—	1,080	(23,563)	—	10,465,150
Columbia Large Cap Growth Fund, Institutional 3 Class
	1,580,124	477	(81,503)	1,499,098	—	1,635,847	(4,947,903)	—	63,426,833
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,996,078	18,336	(158,051)	1,856,363	—	(36,212)	166,785	167,851	18,266,614
Columbia Multi-Asset Income Fund, Institutional 3 Class
	5,179,971	63,090	—	5,243,061	—	—	(2,126,089)	603,549	49,966,367
Columbia Overseas Core Fund, Institutional 3 Class
	—	6,854,590	—	6,854,590	—	—	(555,459)	—	68,751,541
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Overseas Value Fund, Institutional 3 Class
	10,009,973	5,707	(6,816,762)	3,198,918	—	10,111,332	(15,053,358)	—	33,268,747
Columbia Pacific/Asia Fund, Institutional 3 Class
	6,715,411	2,466	(175,105)	6,542,772	—	691,855	(5,898,784)	—	73,802,466
Columbia Quality Income Fund, Institutional 3 Class
	22,731,787	214,504	(280,486)	22,665,805	—	(53,909)	(1,308,468)	935,429	119,675,451
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,949,940	653	(139,287)	6,811,306	—	273,450	(6,765,744)	—	96,379,977
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	4,369,718	188	(335,827)	4,034,079	—	2,070,614	(3,375,789)	—	74,227,047
Columbia Select Large-Cap Value Fund, Institutional 3 Class
	2,413,643	952	(28,512)	2,386,083	—	348,916	(5,033,924)	—	63,923,175
Columbia Select Smaller-Cap Value Fund, Institutional 3 Class
	303,390	221	(13,774)	289,837	—	32,834	(351,606)	—	6,170,627
Columbia Short-Term Cash Fund, 1.889%
	293,866,699	76,587,458	(86,652,548)	283,801,609	—	(4,337)	(23,750)	1,149,442	283,773,229
Columbia Small Cap Growth Fund I, Institutional 3 Class
	535,718	590	(15,321)	520,987	—	(177,054)	(42,870)	—	10,445,793
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	1,462,553	10,182	(18,689)	1,454,046	—	(17,689)	(171,833)	70,610	15,718,238
Total					—	19,888,139	(110,570,848)	6,404,273	2,131,217,260

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2018, the value of these securities amounted to $222,421, which represents 0.01% of net assets.
(d)	Negligible market value.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $99,878, which represents less than 0.01% of net assets.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
48	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	142,961,073	—	—	—	142,961,073
Common Stocks
Consumer Discretionary	3,504,204	760,866	—	—	4,265,070
Consumer Staples	770,779	614,905	0*	—	1,385,684
Energy	1,112,492	519,959	—	—	1,632,451
Financials	4,887,820	1,560,178	—	—	6,447,998
Health Care	4,521,868	626,380	—	—	5,148,248
Industrials	3,823,698	963,736	—	—	4,787,434
Information Technology	4,572,667	642,263	222,421	—	5,437,351
Materials	1,197,219	544,766	—	—	1,741,985
Real Estate	1,588,667	228,425	—	—	1,817,092
Telecommunication Services	156,052	286,806	—	—	442,858
Utilities	855,338	219,960	—	—	1,075,298
Total Common Stocks	26,990,804	6,968,244	222,421	—	34,181,469
Equity Funds	1,194,819,276	—	—	—	1,194,819,276
Fixed-Income Funds	509,663,682	—	—	—	509,663,682
Money Market Funds	—	—	—	283,773,229	283,773,229
Total Investments in Securities	1,874,434,835	6,968,244	222,421	283,773,229	2,165,398,729
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	11,478	—	—	11,478
Futures Contracts	500,730	—	—	—	500,730
Liability
Forward Foreign Currency Exchange Contracts	—	(10,507)	—	—	(10,507)
Futures Contracts	(9,579,148)	—	—	—	(9,579,148)
Swap Contracts	—	(27,027)	—	—	(27,027)
Total	1,865,356,417	6,942,188	222,421	283,773,229	2,156,294,255

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
50	Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	201,010	201,010	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Capital Allocation Moderate Aggressive Portfolio | Quarterly Report 2018	51

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.8%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class(a),(b)	203,605	2,180,605
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	4,313,487
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,827,804	22,392,653
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	756,375	7,215,816
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,511,675	14,406,265
Total Alternative Strategies Funds (Cost $50,900,710)		50,508,826

Common Stocks 2.8%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components 0.1%
Dana, Inc.	1,025	24,323
Dorman Products, Inc.(b)	500	32,130
Magna International, Inc.	3,103	183,263
Tenneco, Inc.	1,380	61,672
Total		301,388
Automobiles 0.1%
Fiat Chrysler Automobiles NV	6,441	143,111
Peugeot SA	769	18,936
Subaru Corp.	2,800	93,986
Suzuki Motor Corp.	3,100	166,618
Winnebago Industries, Inc.	1,520	57,608
Total		480,259
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	1,800	85,680
Sotheby’s (b)	1,100	58,080
Weight Watchers International, Inc.(b)	790	55,339
Total		199,099
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure —%
Bloomin’ Brands, Inc.	1,525	36,082
Brinker International, Inc.	400	17,436
Cracker Barrel Old Country Store, Inc.	385	63,367
Penn National Gaming, Inc.(b)	1,675	50,769
Ruth’s Hospitality Group, Inc.	2,871	77,086
Total		244,740
Household Durables 0.1%
Berkeley Group Holdings PLC	186	10,413
Electrolux AB, Class B	2,486	65,423
La-Z-Boy, Inc.	2,275	65,520
Persimmon PLC	2,655	99,179
Taylor Wimpey PLC	55,152	145,245
Zagg, Inc.(b)	3,600	40,320
Total		426,100
Internet & Direct Marketing Retail —%
PetMed Express, Inc.	1,760	58,890
Leisure Products —%
Sturm Ruger & Co., Inc.	1,180	65,195
Media —%
Entravision Communications Corp., Class A	12,900	59,985
Gannett Co., Inc.	6,550	63,338
World Wrestling Entertainment, Inc., Class A	650	25,864
Total		149,187
Multiline Retail —%
Next PLC	2,191	158,270
Specialty Retail —%
Buckle, Inc. (The)	700	16,135
Finish Line, Inc., Class A (The)	950	12,892
Hibbett Sports, Inc.(b)	2,250	61,200
Restoration Hardware Holdings, Inc.(b)	870	83,041
Sleep Number Corp.(b)	960	27,206
Tailored Brands, Inc.	2,325	73,354
Tilly’s, Inc.	1,300	14,573
Total		288,401
52	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Columbia Sportswear Co.	520	43,165
Deckers Outdoor Corp.(b)	920	85,799
Movado Group, Inc.	1,865	73,575
Total		202,539
Total Consumer Discretionary		2,574,068
Consumer Staples 0.2%
Food & Staples Retailing 0.1%
BIM Birlesik Magazalar AS	632	10,738
Ingles Markets, Inc., Class A	600	20,550
Jeronimo Martins SGPS SA	3,131	54,908
Koninklijke Ahold Delhaize NV	1,504	36,283
Loblaw Companies Ltd.	400	20,344
SUPERVALU, Inc.(b)	1,304	22,833
United Natural Foods, Inc.(b)	1,600	72,032
Wal-Mart de Mexico SAB de CV, Class V	42,563	118,344
Wesfarmers Ltd.	4,623	152,095
Total		508,127
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	900	51,201
Sanderson Farms, Inc.	650	72,254
Uni-President Enterprises Corp.	11,000	26,473
WH Group Ltd.	148,000	153,221
Total		303,149
Personal Products —%
Usana Health Sciences, Inc.(b)	560	59,108
Tobacco —%
Eastern Tobacco	1,728	20,091
Imperial Brands PLC	4,181	149,595
Swedish Match AB	2,829	126,909
Total		296,595
Total Consumer Staples		1,166,979
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	5,400	58,320
Diamond Offshore Drilling, Inc.(b)	550	10,115
Exterran Corp.(b)	1,625	47,596
McDermott International, Inc.(b)	7,100	46,860
Rowan Companies PLC, Class A(b)	5,100	73,644
Total		236,535
Oil, Gas & Consumable Fuels 0.1%
Arch Coal, Inc.	90	7,275
China Petroleum & Chemical Corp., Class H	60,000	58,432
China Shenhua Energy Co., Ltd., Class H	58,000	142,266
CVR Energy, Inc.	2,025	69,862
Lukoil PJSC	85	5,615
MOL Hungarian Oil & Gas PLC	9,257	106,972
OMV AG	1,847	114,394
Par Pacific Holdings, Inc.(b)	1,725	29,101
Peabody Energy Corp.	530	19,530
Polski Koncern Naftowy Orlen SA	207	5,272
PTT PCL	103,000	183,708
REX American Resources Corp.(b)	634	47,410
Teekay Corp.	1,050	9,261
Ultra Petroleum Corp.(b)	8,400	20,328
W&T Offshore, Inc.(b)	9,000	54,900
Total		874,326
Total Energy		1,110,861
Financials 0.6%
Banks 0.3%
Agricultural Bank of China Ltd., Class H	271,000	152,793
BancFirst Corp.	530	30,290
Bancorp, Inc. (The)(b)	4,600	47,610
Bank Leumi Le-Israel BM	19,973	117,834
Bank of Nova Scotia (The)	2,226	136,825
Cathay General Bancorp	1,925	77,019
China Construction Bank Corp., Class H	23,000	24,096
Credicorp Ltd.	325	75,559
CTBC Financial Holding Co., Ltd.	75,000	53,487
Customers Bancorp, Inc.(b)	1,766	50,896

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	53

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Eagle Bancorp, Inc.(b)	1,080	63,396
Enterprise Financial Services Corp.	570	28,985
First BanCorp(b)	2,700	19,494
First Citizens BancShares Inc., Class A	200	86,458
First Financial Bancorp	1,300	40,235
First Merchants Corp.	1,500	64,620
Green Bancorp, Inc.(b)	1,050	23,678
Grupo Financiero Banorte SAB de CV, Class O	5,819	36,391
Hana Financial Group, Inc.	3,048	135,432
Hancock Holding Co.	1,700	83,045
Heritage Financial Corp.	2,025	60,142
Hope Bancorp, Inc.	1,975	34,148
International Bancshares Corp.	1,395	55,521
OFG Bancorp	2,800	37,800
Preferred Bank/Los Angeles	1,040	66,290
S&T Bancorp, Inc.	1,700	72,556
Societe Generale SA	3,004	164,405
Standard Bank Group Ltd.	3,230	55,396
Triumph Bancorp, Inc.(b)	160	6,216
Turkiye Garanti Bankasi AS	5,451	12,343
Turkiye Is Bankasi AS	57,153	86,602
UMB Financial Corp.	450	34,461
Wintrust Financial Corp.	435	38,911
Woori Finance Holdings Co., Ltd.	6,735	100,550
Total		2,173,484
Capital Markets 0.1%
China Huarong Asset Management Co., Ltd., Class H(c)	344,000	118,476
Cohen & Steers, Inc.	1,620	64,962
Houlihan Lokey, Inc.	950	42,275
Waddell & Reed Financial, Inc., Class A	3,375	68,310
Total		294,023
Consumer Finance —%
Green Dot Corp., Class A(b)	1,200	72,972
Nelnet, Inc., Class A	1,165	61,524
Total		134,496
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services —%
EXOR NV	299	22,151
ORIX Corp.	3,100	54,370
Total		76,521
Insurance 0.1%
Aegon NV	2,160	15,830
Allianz SE, Registered Shares	916	216,656
American Equity Investment Life Holding Co.	2,400	72,480
Assicurazioni Generali SpA	8,021	161,856
AXA SA	5,655	161,725
Baloise Holding AG, Registered Shares	28	4,438
CNO Financial Group, Inc.	3,525	75,576
CNP Assurances	787	20,158
Health Insurance Innovations, Inc., Class A(b)	850	24,225
Legal & General Group PLC	16,100	59,630
Mapfre SA	32,011	111,046
Third Point Reinsurance Ltd.(b)	750	9,975
Universal Insurance Holdings, Inc.	1,706	55,360
Total		988,955
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	575	10,166
ARMOUR Residential REIT, Inc.	2,200	49,786
Invesco Mortgage Capital, Inc.	4,250	68,978
Total		128,930
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	1,935	63,777
Federal Agricultural Mortgage Corp.	845	72,256
Flagstar Bancorp, Inc.(b)	275	9,501
Meta Financial Group, Inc.	105	11,671
MGIC Investment Corp.(b)	7,935	79,509
Radian Group, Inc.	4,550	65,065
Walker & Dunlop, Inc.	1,315	75,100
Total		376,879
Total Financials		4,173,288

54	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.4%
Biotechnology 0.1%
Adaptimmune Therapeutics PLC, ADR(b)	1,800	22,878
Alder Biopharmaceuticals, Inc.(b)	3,540	50,268
Atara Biotherapeutics, Inc.(b)	1,350	54,472
bluebird bio, Inc.(b)	405	68,911
Blueprint Medicines Corp.(b)	425	32,606
Clovis Oncology, Inc.(b)	375	16,268
Dynavax Technologies Corp.(b)	1,525	25,849
Global Blood Therapeutics, Inc.(b)	325	14,349
Immunomedics, Inc.(b)	2,971	54,102
Insmed, Inc.(b)	1,355	32,967
Jounce Therapeutics, Inc.(b)	1,387	28,558
Keryx Biopharmaceuticals, Inc.(b)	3,980	17,631
Loxo Oncology, Inc.(b)	390	49,105
Nightstar Therapeutics PLC, ADR(b)	1,439	20,592
OncoMed Pharmaceuticals, Inc.(b)	4,000	11,880
Ovid Therapeutics, Inc.(b)	2,749	26,061
Puma Biotechnology, Inc.(b)	800	51,000
Sage Therapeutics, Inc.(b)	410	59,007
Sarepta Therapeutics(b)	385	29,399
Shire PLC	538	28,648
Spark Therapeutics, Inc.(b)	525	40,068
TESARO, Inc.(b)	700	35,637
uniQure NV(b)	850	24,820
Total		795,076
Health Care Equipment & Supplies 0.1%
Analogic Corp.	795	66,065
Angiodynamics, Inc.(b)	2,700	52,326
Haemonetics Corp.(b)	1,200	93,648
Integer Holdings Corp.(b)	1,400	76,860
Lantheus Holdings, Inc.(b)	4,015	71,467
Total		360,366
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,700	37,509
Magellan Health, Inc.(b)	475	39,829
Molina Healthcare, Inc.(b)	1,060	88,245
Providence Service Corp. (The)(b)	1,000	75,880
Common Stocks (continued)
Issuer	Shares	Value ($)
RadNet, Inc.(b)	2,700	35,775
Tivity Health, Inc.(b)	1,900	68,305
Triple-S Management Corp., Class B(b)	2,545	72,150
Total		417,693
Life Sciences Tools & Services —%
Medpace Holdings, Inc.(b)	1,765	65,287
Pra Health Sciences, Inc.(b)	985	80,938
Total		146,225
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	700	35,840
Bayer AG, Registered Shares	667	79,720
Corcept Therapeutics, Inc.(b)	1,749	29,173
GlaxoSmithKline PLC	7,390	148,222
Impax Laboratories, Inc.(b)	1,525	28,670
Lannett Co., Inc.(b)	3,725	58,110
Nektar Therapeutics(b)	583	48,774
Novartis AG, Registered Shares	237	18,243
Novo Nordisk A/S, Class B	1,855	87,237
Odonate Therapeutics, Inc.(b)	1,200	25,296
Pacira Pharmaceuticals, Inc.(b)	875	28,962
Phibro Animal Health Corp., Class A	1,412	59,728
Roche Holding AG, Genusschein Shares	917	203,746
Sanofi	1,767	139,703
Supernus Pharmaceuticals, Inc.(b)	775	36,347
Total		1,027,771
Total Health Care		2,747,131
Industrials 0.4%
Aerospace & Defense —%
Curtiss-Wright Corp.	750	96,030
Air Freight & Logistics —%
Forward Air Corp.	520	28,075
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	4,937	143,495
International Consolidated Airlines Group SA	14,504	125,159
Total		268,654

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	55

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products —%
Caesarstone Ltd.	650	11,993
Continental Building Product(b)	2,640	74,184
NCI Building Systems, Inc.(b)	1,075	18,812
Total		104,989
Commercial Services & Supplies 0.1%
ACCO Brands Corp.	5,050	60,852
Essendant, Inc.	3,150	23,436
MSA Safety, Inc.	1,000	86,840
Quad/Graphics, Inc.	2,400	59,304
SP Plus Corp.(b)	1,600	56,240
Total		286,672
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,048	44,168
CIMIC Group Ltd.	1,720	58,530
Comfort Systems U.S.A., Inc.	600	25,320
EMCOR Group, Inc.	1,200	88,308
Kajima Corp.	15,000	144,511
KBR, Inc.	2,600	43,394
Obayashi Corp.	12,600	145,104
Primoris Services Corp.	2,625	67,174
Taisei Corp.	3,200	172,627
Total		789,136
Electrical Equipment —%
ABB Ltd.	1,724	40,196
Atkore International Group, Inc.(b)	2,700	47,979
Generac Holdings, Inc.(b)	1,630	73,366
Total		161,541
Industrial Conglomerates —%
CITIC Ltd.	100,000	152,500
Machinery 0.1%
Alamo Group, Inc.	650	71,155
Briggs & Stratton Corp.	900	16,227
Federal Signal Corp.	350	7,581
Global Brass & Copper Holdings, Inc.	1,920	57,600
Harsco Corp.(b)	2,975	60,839
Hillenbrand, Inc.	1,700	78,795
Hyster-Yale Materials Handling, Inc.	170	12,104
Common Stocks (continued)
Issuer	Shares	Value ($)
Kadant, Inc.	595	54,889
RBC Bearings, Inc.(b)	315	36,660
SPX FLOW, Inc.(b)	1,090	49,050
Wabash National Corp.	2,790	55,967
Watts Water Technologies, Inc., Class A	130	9,685
Total		510,552
Professional Services —%
Korn/Ferry International	500	26,730
RPX Corp.	6,020	65,197
Total		91,927
Road & Rail —%
ArcBest Corp.	2,130	68,373
Saia, Inc.(b)	520	34,346
Total		102,719
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	1,180	75,461
Beacon Roofing Supply, Inc.(b)	1,300	63,635
ITOCHU Corp.	5,300	105,992
Mitsubishi Corp.	200	5,515
Total		250,603
Total Industrials		2,843,398
Information Technology 0.4%
Communications Equipment —%
CalAmp Corp.(b)	2,775	54,806
Comtech Telecommunications Corp.	2,325	71,122
Netscout Systems, Inc.(b)	2,800	76,020
Total		201,948
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	700	41,230
AU Optronics Corp.	37,000	15,257
AVX Corp.	475	7,011
Benchmark Electronics, Inc.	2,275	59,832
Hitachi Ltd.	24,000	175,165
KEMET Corp.(b)	3,550	61,131
Kingboard Chemical Holdings Ltd.	17,000	69,161
Methode Electronics, Inc.	160	6,384
Rogers Corp.(b)	285	30,410
Sanmina Corp.(b)	425	12,538

56	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tech Data Corp.(b)	930	70,912
TTM Technologies, Inc.(b)	2,400	33,456
Vishay Intertechnology, Inc.	3,875	68,394
Total		650,881
Internet Software & Services 0.1%
Etsy, Inc.(b)	825	24,701
j2 Global, Inc.	983	78,031
Mixi, Inc.	3,400	111,747
New Relic, Inc.(b)	800	55,912
Stamps.com, Inc.(b)	418	95,199
Web.com Group, Inc.(b)	2,050	38,130
XO Group, Inc.(b)	650	14,092
Yelp, Inc.(b)	1,210	54,268
Total		472,080
IT Services —%
CACI International, Inc., Class A(b)	200	30,210
CSG Systems International, Inc.	800	34,232
MAXIMUS, Inc.	1,300	87,919
Syntel, Inc.(b)	1,175	33,934
Travelport Worldwide Ltd.	550	9,427
TTEC Holdings, Inc.	1,125	36,000
Total		231,722
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	6,870	56,884
Cirrus Logic, Inc.(b)	1,300	47,411
Diodes, Inc.(b)	2,320	66,236
Formfactor, Inc.(b)	4,500	51,637
Phison Electronics Corp.	11,000	99,581
Rudolph Technologies, Inc.(b)	550	13,943
SK Hynix, Inc.	886	69,679
Synaptics, Inc.(b)	1,650	71,808
Tokyo Electron Ltd.	600	115,232
Xcerra Corp.(b)	1,977	23,882
Total		616,293
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.1%
Aspen Technology, Inc.(b)	1,240	108,810
Imperva, Inc.(b)	1,600	71,600
MicroStrategy, Inc., Class A(b)	505	64,367
Paycom Software, Inc.(b)	600	68,526
Paylocity Holding Corp.(b)	900	49,167
Pegasystems, Inc.	910	55,555
Progress Software Corp.	1,715	63,335
VASCO Data Security International, Inc.(b)	1,525	23,638
Verint Systems, Inc.(b)	400	16,840
Total		521,838
Technology Hardware, Storage & Peripherals —%
Canon, Inc.	3,200	110,077
Samsung Electronics Co., Ltd.(d),(e)	107	264,434
Total		374,511
Total Information Technology		3,069,273
Materials 0.2%
Chemicals —%
Covestro AG	33	2,999
Ferro Corp.(b)	325	7,153
Kronos Worldwide, Inc.	2,075	47,808
Mitsubishi Chemical Holdings Corp.	6,600	62,433
Sinopec Shanghai Petrochemical Co., Ltd.	192,000	127,490
Trinseo SA	1,100	80,245
Total		328,128
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	36,531	123,945
Materion Corp.	1,450	73,587
Rio Tinto PLC	2,972	161,992
Schnitzer Steel Industries, Inc., Class A	875	25,769
Teck Resources Ltd., Class B	5,600	140,572
Warrior Met Coal, Inc.	2,800	65,100
Total		590,965

Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.1%
Boise Cascade Co.	1,700	70,720
Louisiana-Pacific Corp.	3,000	84,990
UPM-Kymmene OYJ	4,660	166,276
Verso Corp., Class A(b)	1,125	20,318
Total		342,304
Total Materials		1,261,397
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Armada Hoffler Properties, Inc.	1,150	15,606
CareTrust REIT, Inc.	700	9,247
Chesapeake Lodging Trust	600	17,724
CorEnergy Infrastructure Trust, Inc.	1,758	67,753
Cousins Properties, Inc.	2,100	18,669
DiamondRock Hospitality Co.	4,850	53,592
EastGroup Properties, Inc.	525	47,135
Investors Real Estate Trust	3,900	20,787
Lexington Realty Trust	1,800	14,472
National Health Investors, Inc.	1,140	77,828
Pebblebrook Hotel Trust	2,130	74,529
Preferred Apartment Communities, Inc., Class A	1,075	15,813
PS Business Parks, Inc.	633	72,972
Ryman Hospitality Properties, Inc.	185	14,500
Tier REIT, Inc.	1,850	35,169
Washington Prime Group, Inc.	1,900	12,293
Xenia Hotels & Resorts, Inc.	3,650	75,153
Total		643,242
Real Estate Management & Development —%
Altisource Portfolio Solutions SA(b)	350	9,583
CK Asset Holdings Ltd.	11,500	99,279
Emaar Properties PJSC	66,641	105,046
HFF, Inc., Class A	1,440	50,602
Kerry Properties Ltd.	4,000	19,122
Shimao Property Holdings Ltd.	18,500	48,934
Total		332,566
Total Real Estate		975,808
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services —%
Diversified Telecommunication Services —%
ATN International, Inc.	100	5,300
BT Group PLC	8,830	30,308
Nippon Telegraph & Telephone Corp.	3,300	156,602
Telenor ASA	6,151	136,146
Telstra Corp., Ltd.	6,727	15,994
Total		344,350
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	2,800	65,688
Total Telecommunication Services		410,038
Utilities 0.1%
Electric Utilities 0.1%
Allete, Inc.	370	28,272
El Paso Electric Co.	1,190	60,749
Enel Chile SA	338,811	42,186
Enel SpA	2,207	14,000
IDACORP, Inc.	100	9,300
Inter RAO UES PJSC(b)	1,247,000	79,178
Manila Electric Co.	1,720	10,678
PNM Resources, Inc.	200	7,930
Portland General Electric Co.	1,659	70,474
Total		322,767
Gas Utilities —%
Chesapeake Utilities Corp.	765	58,140
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	920	53,268
Multi-Utilities —%
Engie SA	8,935	156,733
Water Utilities —%
SJW Corp.	1,195	72,238
Total Utilities		663,146
Total Common Stocks (Cost $19,156,078)		20,995,387

58	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Equity Funds 70.9%
	Shares	Value ($)
International 19.6%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	3,068,269	21,938,128
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,803,645	52,147,972
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	2,555,972	25,636,403
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,608,903	16,732,589
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	2,718,725	30,667,215
Total		147,122,307
U.S. Large Cap 48.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,283,179	58,403,712
Columbia Disciplined Core Fund, Institutional 3 Class(a)	3,695,216	44,712,112
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	5,201,273	49,464,107
Columbia Disciplined Value Fund, Institutional 3 Class(a)	6,909,399	72,686,876
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	519,498	21,979,949
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	3,645,870	51,589,054
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,902,031	34,997,378
Columbia Select Large-Cap Value Fund, Institutional 3 Class(a)	1,014,084	27,167,323
Total		361,000,511
U.S. Small Cap 3.1%
Columbia Disciplined Small Core Fund, Institutional 3 Class(a)	1,319,607	11,282,641
Columbia Select Smaller-Cap Value Fund, Institutional 3 Class(a),(b)	388,217	8,265,134
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	182,042	3,649,940
Total		23,197,715
Total Equity Funds (Cost $439,533,238)		531,320,533

Fixed-Income Funds 11.6%
	Shares	Value ($)
Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	303,390	3,479,888
High Yield 5.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,789,664	25,226,336
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,665,246	16,052,968
Total		41,279,304
Investment Grade 5.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,923,027	28,879,507
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	448,075	4,409,057
Columbia Quality Income Fund, Institutional 3 Class(a)	1,722,431	9,094,438
Total		42,383,002
Total Fixed-Income Funds (Cost $88,733,008)		87,142,194

Money Market Funds 7.5%

Columbia Short-Term Cash Fund, 1.889%(a),(f)	56,235,290	56,229,667
Total Money Market Funds (Cost $56,233,402)		56,229,667
Total Investments in Securities (Cost: $654,556,436)		746,196,607
Other Assets & Liabilities, Net		2,881,381
Net Assets		749,077,988

At April 30, 2018, securities and/or cash totaling $3,283,019 were pledged as collateral.
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	59

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
25,902,000 HUF	103,534 USD	Morgan Stanley	06/07/2018	3,602	—
364,000 ILS	103,988 USD	Morgan Stanley	06/07/2018	2,621	—
4,534,000 JPY	42,335 USD	Morgan Stanley	06/07/2018	757	—
200,532,000 KRW	189,002 USD	Morgan Stanley	06/07/2018	1,621	—
856,000 MXN	46,883 USD	Morgan Stanley	06/07/2018	1,383	—
438,000 NOK	56,664 USD	Morgan Stanley	06/07/2018	1,995	—
3,822,000 THB	122,528 USD	Morgan Stanley	06/07/2018	1,300	—
155,000 TRY	37,943 USD	Morgan Stanley	06/07/2018	233	—
151,336 USD	513,000 BRL	Morgan Stanley	06/07/2018	—	(5,426)
108,039 USD	136,000 CAD	Morgan Stanley	06/07/2018	—	(2,031)
47,148 USD	651,870,000 IDR	Morgan Stanley	06/07/2018	—	(515)
65,940 USD	4,364,000 INR	Morgan Stanley	06/07/2018	—	(597)
56,541 USD	220,000 MYR	Morgan Stanley	06/07/2018	—	(862)
14,173 USD	414,000 TWD	Morgan Stanley	06/07/2018	—	(154)
66,175 USD	795,000 ZAR	Morgan Stanley	06/07/2018	—	(2,718)
Total				13,512	(12,303)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	155	06/2018	GBP	11,563,000	—	(11,339)
MSCI EAFE Index	109	06/2018	USD	11,044,425	—	(49,602)
Russell 2000 E-mini	2	06/2018	USD	154,380	—	(5,750)
S&P 500 E-mini	361	06/2018	USD	47,778,350	—	(2,561,288)
U.S. Long Bond	27	06/2018	USD	3,914,801	21,249	—
U.S. Treasury 5-Year Note	27	06/2018	USD	3,072,001	—	(16,038)
Total					21,249	(2,644,017)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(77)	06/2018	USD	(4,435,970)	34,533	—
Russell 2000 E-mini	(23)	06/2018	USD	(1,775,370)	66,011	—
U.S. Treasury 10-Year Note	(13)	06/2018	USD	(1,563,623)	6,982	—
Total					107,526	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	USD	3,759,000	(8,109)	—	—	—	(8,109)
60	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	200,397	4,639	(1,431)	203,605	—	709	96,588	—	2,180,605
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(98,460)	—	4,313,487
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,894,485	32,851	(99,532)	3,827,804	—	(2,247)	(82,653)	—	22,392,653
Columbia Contrarian Core Fund, Institutional 3 Class
	2,280,805	12,129	(9,755)	2,283,179	—	103,118	(4,963,294)	—	58,403,712
Columbia Contrarian Europe Fund, Institutional 3 Class
	3,110,561	17,685	(59,977)	3,068,269	—	95,943	(1,588,182)	—	21,938,128
Columbia Corporate Income Fund, Institutional 3 Class
	2,867,280	68,322	(12,575)	2,923,027	—	312	(951,905)	220,491	28,879,507
Columbia Disciplined Core Fund, Institutional 3 Class
	3,740,211	8,323	(53,318)	3,695,216	—	464,270	(2,658,803)	—	44,712,112
Columbia Disciplined Growth Fund, Institutional 3 Class
	5,277,195	15,652	(91,574)	5,201,273	—	174,397	(3,112,788)	—	49,464,107
Columbia Disciplined Small Core Fund, Institutional 3 Class
	1,317,552	10,603	(8,548)	1,319,607	—	(72,522)	(481,598)	—	11,282,641
Columbia Disciplined Value Fund, Institutional 3 Class
	6,905,201	33,519	(29,321)	6,909,399	—	51,886	(5,026,300)	—	72,686,876
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	748,403	13,237	(5,265)	756,375	—	(2,326)	(139,831)	—	7,215,816
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	292,151	12,588	(1,349)	303,390	—	613	(139,990)	45,174	3,479,888
Columbia Emerging Markets Fund, Institutional 3 Class
	3,859,637	16,106	(72,098)	3,803,645	—	318,963	(4,672,434)	—	52,147,972
Columbia High Yield Bond Fund, Institutional 3 Class
	8,606,423	220,785	(37,544)	8,789,664	—	(4,256)	(686,495)	287,139	25,226,336
Columbia Income Opportunities Fund, Institutional 3 Class
	1,629,027	43,331	(7,112)	1,665,246	—	745	(458,817)	193,245	16,052,968
Columbia Large Cap Growth Fund, Institutional 3 Class
	535,320	1,740	(17,562)	519,498	—	510,222	(1,636,559)	—	21,979,949
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	456,503	10,239	(18,667)	448,075	—	(4,450)	35,648	38,271	4,409,057
Columbia Multi-Asset Income Fund, Institutional 3 Class
	1,493,485	18,190	—	1,511,675	—	—	(612,993)	174,015	14,406,265
Columbia Overseas Core Fund, Institutional 3 Class
	—	2,555,972	—	2,555,972	—	—	(255,597)	—	25,636,403
Columbia Overseas Value Fund, Institutional 3 Class
	3,725,108	400,139	(2,516,344)	1,608,903	—	3,739,677	(5,506,967)	—	16,732,589
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	61

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Pacific/Asia Fund, Institutional 3 Class
	2,717,982	13,448	(12,705)	2,718,725	—	48,372	(2,170,837)	—	30,667,215
Columbia Quality Income Fund, Institutional 3 Class
	1,690,128	39,694	(7,391)	1,722,431	—	(1,441)	(100,369)	70,127	9,094,438
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	3,662,887	11,707	(28,724)	3,645,870	—	23,329	(3,462,200)	—	51,589,054
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,007,531	8,110	(113,610)	1,902,031	—	714,599	(1,329,253)	—	34,997,378
Columbia Select Large-Cap Value Fund, Institutional 3 Class
	1,011,108	7,311	(4,335)	1,014,084	—	52,899	(2,016,153)	—	27,167,323
Columbia Select Smaller-Cap Value Fund, Institutional 3 Class
	394,348	2,344	(8,475)	388,217	—	29,467	(451,067)	—	8,265,134
Columbia Short-Term Cash Fund, 1.889%
	59,237,314	22,112,068	(25,114,092)	56,235,290	—	(863)	(4,712)	228,509	56,229,667
Columbia Small Cap Growth Fund I, Institutional 3 Class
	190,083	546	(8,587)	182,042	—	(95,254)	22,102	—	3,649,940
Total					—	6,146,162	(42,453,919)	1,256,971	725,201,220

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2018, the value of these securities amounted to $118,476, which represents 0.02% of net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2018, the value of these securities amounted to $264,434, which represents 0.04% of net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
62	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Currency Legend  (continued)
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018	63

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	50,508,826	—	—	—	50,508,826
Common Stocks
Consumer Discretionary	1,672,887	901,181	—	—	2,574,068
Consumer Staples	436,666	730,313	—	—	1,166,979
Energy	494,202	616,659	—	—	1,110,861
Financials	2,324,014	1,849,274	—	—	4,173,288
Health Care	2,004,103	743,028	—	—	2,747,131
Industrials	1,705,601	1,137,797	—	—	2,843,398
Information Technology	2,038,940	765,899	264,434	—	3,069,273
Materials	616,262	645,135	—	—	1,261,397
Real Estate	703,427	272,381	—	—	975,808
Telecommunication Services	70,988	339,050	—	—	410,038
Utilities	402,557	260,589	—	—	663,146
Total Common Stocks	12,469,647	8,261,306	264,434	—	20,995,387
Equity Funds	531,320,533	—	—	—	531,320,533
Fixed-Income Funds	87,142,194	—	—	—	87,142,194
Money Market Funds	—	—	—	56,229,667	56,229,667
Total Investments in Securities	681,441,200	8,261,306	264,434	56,229,667	746,196,607
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	13,512	—	—	13,512
Futures Contracts	128,775	—	—	—	128,775
Liability
Forward Foreign Currency Exchange Contracts	—	(12,303)	—	—	(12,303)
Futures Contracts	(2,644,017)	—	—	—	(2,644,017)
Swap Contracts	—	(8,109)	—	—	(8,109)
Total	678,925,958	8,254,406	264,434	56,229,667	743,674,465
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	238,408	238,408	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
64	Columbia Capital Allocation Aggressive Portfolio | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2018